BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 7.6%
AIG CLO Ltd.
(a)(b)
:
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.49%, 10/25/32
(c)
.. USD 1,000 $ 1,001,515
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 1.84%, 07/20/34 ... 1,000 999,231
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.09%, 07/20/34 ... 1,000 999,170
AIMCO CLO
(a)(b)(c)
:
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 0.00%, 10/17/34 ... 1,000 1,000,000
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 1.18%, 04/20/34 ... 500 497,439
AIMCO CLO 12 Ltd., Series 2020-12A, Class
B, (LIBOR USD 3 Month + 1.55%), 1.68%,
01/17/32
(a)(b)(c)
................... 1,000 999,004
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.04%,
10/17/34
(a)(b)(c)
................... 1,000 998,294
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 1,008,671
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 1,013,863
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
1.33%, 10/15/31
(a)(b)(c)
.............. 500 499,832
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.43%, 05/24/30
(a)(b)(c)
.............. 500 500,000
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.30%, 10/15/30
(a)(b)(c)
.............. 250 250,003
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
1.53%, 07/15/30
(a)(b)
............... 1,000 1,000,234
Assurant CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/20/29 ... 900 900,473
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 10/20/29 ... 500 499,084
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.39%), 1.52%, 01/15/33 ... 1,500 1,500,812
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 0.00%,
10/22/32
(a)(b)(c)
................... 1,000 1,000,000
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.32%,
07/15/34
(a)(b)
.................... 500 500,019
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (LIBOR USD 3 Month + 1.18%),
0.00%, 01/20/35
(a)(b)
............... 1,000 1,000,000
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.09%, 02/28/40
(a)(b)
... 796 769,296
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.23%, 01/20/31
(a)(b)(c)
.. 500 499,869
Buckhorn Park CLO Ltd.
(a)(b)(c)
:
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.76%, 07/18/34 ... 1,000 1,000,894
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.11%, 07/18/34 ... 500 499,998
Canyon CLO Ltd., Series 2020-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 0.00%,
10/15/34
(a)(b)(c)
................... 1,000 1,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 1.56%, 01/20/34
(a)(b)
(c)
........................... USD 1,000 $ 1,003,423
CIFC Funding Ltd.
(a)(b)(c)
:
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.43%, 04/27/31 .. 650 650,173
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.35%, 07/20/30 ... 1,850 1,850,114
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/17/31 ... 500 500,022
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/25/33 ... 1,000 999,395
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.18%, 07/18/30
(a)(b)(c)
.............. 500 499,998
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.18%, 04/15/28
(a)(b)(c)
.............. 500 499,998
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.98%, 04/15/29
(a)(b)(c)
........ 500 499,399
Eaton Vance CLO Ltd., Series 2013-1A, Class
B3R, (LIBOR USD 3 Month + 2.15%),
2.28%, 01/15/34
(a)(b)(c)
.............. 1,000 1,000,645
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.18%,
10/25/30
(a)(b)(c)
................... 1,000 990,134
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.13%,
04/20/34
(a)(b)(c)
................... 700 699,509
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 0.79%, 11/25/35
(a)
..... 794 777,020
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.02%,
05/15/30
(a)(b)
.................... 400 400,168
Galaxy XXII CLO Ltd.
(a)(b)(c)
:
Series 2016-22A, Class ARR, (LIBOR USD
3 Month + 1.20%), 1.33%, 04/16/34 .. 750 752,149
Series 2016-22A, Class BRR, (LIBOR USD
3 Month + 1.70%), 1.83%, 04/16/34 .. 500 502,128
Generate CLO 9 Ltd.
(a)(b)(c)
:
Series 9A, Class A, (LIBOR USD 3 Month +
1.20%), 0.00%, 10/20/34 ......... 1,000 1,000,000
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 0.00%, 10/20/34 ......... 1,500 1,500,000
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 0.00%, 10/20/34 ......... 1,000 1,000,000
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.32%,
10/15/30
(a)(b)(c)
................... 750 750,020
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)(c)
........ 1,000 999,856
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
1.73%, 04/15/34
(a)(b)(c)
.............. 300 299,974
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/31
(a)(b)(c)
................... 500 500,234
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.31%, 07/15/34
(a)(b)(c)
.............. 1,000 1,000,174
Halsey Point CLO 4 Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month + 1.22%),
1.37%, 04/20/34
(a)(b)(c)
.............. 500 500,674

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 1.63%, 07/18/31
(a)(b)(c)
........ USD 500 $ 498,771
Invesco CLO Ltd., Series 2021-2A, Class A,
(LIBOR USD 3 Month + 1.12%), 1.20%,
07/15/34
(a)(b)(c)
................... 1,000 1,000,537
Kayne CLO III Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 1.61%,
04/15/32
(a)(b)(c)
................... 1,000 1,003,539
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 1.68%,
10/20/30
(a)(b)(c)
................... 1,000 997,694
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.30%, 10/18/30
(a)(b)(c)
.. 750 750,010
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 1.73%, 07/15/30
(a)(b)(c)
........ 500 499,177
Octagon Investment Partners 41 Ltd.
(a)(b)(c)
:
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 0.00%, 10/15/33 ... 1,500 1,500,000
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 0.00%, 10/15/33 ... 1,000 1,000,000
Octagon Investment Partners 45 Ltd., Series
2019-1A, Class A, (LIBOR USD 3 Month +
1.33%), 1.46%, 10/15/32
(a)(b)(c)
........ 500 500,035
OHA Loan Funding Ltd.
(a)(b)(c)
:
Series 2013-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.74%, 07/23/31 ... 1,000 999,993
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.46%, 11/15/32 ... 500 500,214
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.35%,
11/22/30
(a)(b)(c)
................... 250 250,026
Palmer Square CLO Ltd.
(a)(b)(c)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.46%, 11/14/32 ... 1,000 1,000,812
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/14/32 ... 1,000 1,000,642
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.35%, 07/15/34
(a)(b)(c)(d)
. 1,000 1,000,000
Pikes Peak CLO 6
(a)(b)(c)
:
Series 2020-6A, Class AR2, (LIBOR USD 3
Month + 1.17%), 1.29%, 05/18/34 ... 500 500,083
Series 2020-6A, Class BR2, (LIBOR USD 3
Month + 1.70%), 1.82%, 05/18/34 ... 500 499,991
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)(c)
................... 500 500,449
PPM CLO 4 Ltd., Series 2020-4A,  2.22%,
10/18/34 ...................... 750 750,000
Progress Residential Trust
(b)
:
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 1,008,395
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 1,015,620
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 1,015,383
Prudential plc, Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.20%), 0.00%,
10/18/34
(a)(b)(c)
................... 1,500 1,500,000
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/17/30
(a)(b)(c)
.............. 500 500,037
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.78%,
07/17/31
(a)(b)(c)
................... USD 650 $ 650,015
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.32%, 10/25/31
(a)(b)(c)
.............. 1,000 1,000,061
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
1.98%, 10/25/31
(a)(b)(c)
.............. 700 699,913
Rockford Tower CLO Ltd.
(a)(b)(c)
:
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 08/20/32 ... 500 499,694
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.18%), 0.00%, 10/20/34 ... 1,250 1,250,000
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 0.00%, 10/20/34 ... 1,000 1,000,000
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.80%,
07/21/34
(a)(b)(c)(d)
.................. 500 500,000
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (LIBOR USD 3 Month + 1.70%),
1.83%, 07/20/34
(a)(b)(c)
.............. 1,000 1,000,883
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.32%,
07/15/34
(a)(b)(c)
................... 1,000 997,631
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.88%,
01/29/32
(a)(b)(c)
................... 1,000 997,015
TCW CLO Ltd., Series 2021-1A, Class C,
(LIBOR USD 3 Month + 1.90%), 2.03%,
03/18/34
(a)(b)(c)
................... 500 498,014
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 1.40%,
04/15/33
(a)(b)(c)
................... 1,300 1,301,407
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.48%, 07/20/30
(a)(b)(c)
.............. 1,000 1,000,000
Total Asset-Backed Securities — 7.6%
(Cost: $70,123,620) .............................. 70,298,949
Shares
Shares
Common Stocks — 8.1%
Banks — 0.6%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,986,700 796,095
Citizens Financial Group, Inc. .......... 45,458 2,135,617
DBS Group Holdings Ltd. ............. 36,300 804,358
M&T Bank Corp. ................... 10,524 1,571,654
5,307,724
Beverages — 0.2%
Diageo plc ....................... 43,847 2,122,853
Biotechnology — 0.3%
AbbVie, Inc. ...................... 24,145 2,604,521
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 54 1,973
Capital Markets — 0.3%
Intercontinental Exchange, Inc. ......... 21,596 2,479,653
Consumer Finance — 0.1%
Synchrony Financial ................. 26,283 1,284,713

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Diversified Financial Services — 0.0%
Jackson Financial, Inc., Class A
(e)
........ 2,507 $ 65,182
Diversified Telecommunication Services — 0.3%
TELUS Corp. ..................... 108,693 2,389,083
Electric Utilities — 0.1%
EDP - Energias de Portugal SA ......... 276,820 1,454,168
Electrical Equipment — 0.1%
Schneider Electric SE ................ 7,148 1,190,528
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. ................. 8,536 1,171,310
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 25,629 633,805
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp. ............... 4,104 1,089,243
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV ......... 228,723 775,097
Food Products — 0.1%
China Feihe Ltd.
(b)(f)
................. 648,000 1,092,223
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 38,600 636,648
Health Care Equipment & Supplies — 0.2%
Ansell Ltd. ....................... 17,606 427,779
Medtronic plc ..................... 9,282 1,163,499
1,591,278
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc. .............. 5,851 2,286,220
Household Durables — 0.1%
Taylor Wimpey plc .................. 344,910 719,380
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 20,398 1,602,471
Insurance — 0.5%
Assurant, Inc. ..................... 10,551 1,664,420
Progressive Corp. (The) .............. 11,341 1,025,113
Prudential plc ..................... 100,306 1,946,481
4,636,014
IT Services — 0.6%
Amadeus IT Group SA
(e)
.............. 17,640 1,160,215
Fidelity National Information Services, Inc. .. 16,445 2,001,028
Paychex, Inc. ..................... 6,291 707,423
Visa, Inc., Class A .................. 9,212 2,051,973
5,920,639
Leisure Products — 0.2%
Hasbro, Inc. ...................... 16,538 1,475,520
Machinery — 0.1%
Otis Worldwide Corp. ................ 16,432 1,352,025
Media — 0.2%
Comcast Corp., Class A .............. 28,761 1,608,603
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(e)
........... 106 4,346
Energy Transfer LP ................. 2,317 22,197
Plains All American Pipeline LP ......... 1,739 17,686
44,229
Security
Shares
Shares Value
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A .... 2,550 $ 764,821
Unilever plc ....................... 36,959 2,000,900
2,765,721
Pharmaceuticals — 1.0%
AstraZeneca plc ................... 17,397 2,096,647
Bristol-Myers Squibb Co. .............. 34,313 2,030,300
Novo Nordisk A/S, Class B ............ 23,023 2,219,177
Sanofi .......................... 26,334 2,535,018
8,881,142
Professional Services — 0.3%
NMG, Inc.
(e)
....................... 265 34,229
RELX plc ........................ 96,320 2,788,231
2,822,460
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. 123,000 2,543,897
Texas Instruments, Inc. ............... 12,925 2,484,314
5,028,211
Software — 0.5%
Intuit, Inc. ........................ 2,570 1,386,541
Microsoft Corp. .................... 10,762 3,034,023
4,420,564
Textiles, Apparel & Luxury Goods — 0.3%
EssilorLuxottica SA ................. 6,585 1,258,349
Kering SA ........................ 990 703,158
LVMH Moet Hennessy Louis Vuitton SE .... 1,382 989,877
2,951,384
Tobacco — 0.1%
Philip Morris International, Inc. .......... 12,559 1,190,468
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 13,962 1,938,231
Total Common Stocks — 8.1%
(Cost: $70,804,857) .............................. 75,533,284
Par (000)
Par (000)
Corporate Bonds — 41.1%
Aerospace & Defense — 0.8%
Bombardier, Inc.
(b)(c)
:
7.50%, 12/01/24 ................. USD 84 87,360
7.50%, 03/15/25 ................. 10 10,212
7.13%, 06/15/26 ................. 241 253,050
7.88%, 04/15/27 ................. 62 64,277
6.00%, 02/15/28 ................. 132 133,485
7.45%, 05/01/34 ................. 100 116,875
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 2,206
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 177 183,416
L3Harris Technologies, Inc.:
3.83%, 04/27/25 ................. 75 81,540
3.85%, 12/15/26 ................. 100 110,581
4.40%, 06/15/28 ................. 1,255 1,432,088
2.90%, 12/15/29 ................. 25 26,141
1.80%, 01/15/31 ................. 1,025 989,113
5.05%, 04/27/45 ................. 50 65,300
Rolls-Royce plc, 5.75%, 10/15/27
(b)(c)
..... 400 442,000
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 57 60,278
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 431 459,554
6.25%, 03/15/26
(b)
................ 1,780 1,855,650

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38%, 06/15/26 ................. USD 23 $ 23,728
7.50%, 03/15/27 ................. 39 40,853
4.63%, 01/15/29 ................. 88 87,846
4.88%, 05/01/29 ................. 104 104,193
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 362 398,200
7,027,946
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.10%, 08/05/29 ................. 40 42,760
4.25%, 05/15/30 ................. 150 172,171
4.55%, 04/01/46 ................. 195 230,489
5.25%, 05/15/50 ................. 25 33,013
478,433
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)(c)
........ 157 158,421
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)(c)
....... 15 15,543
American Airlines Pass-Through Trust:
Series 2019-1, Class B, 3.85%, 02/15/28 69 65,431
Series 2017-1, Class AA, 3.65%, 02/15/29 61 62,900
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ 352 435,600
5.50%, 04/20/26 ................. 171 179,249
5.75%, 04/20/29 ................. 362 390,378
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)(c)
... 39 39,162
Delta Air Lines, Inc.:
3.80%, 04/19/23 ................. 100 104,099
7.00%, 05/01/25
(b)
................ 104 121,290
4.75%, 10/20/28
(b)
................ 242 269,830
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 86 89,978
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
253 275,117
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
13 14,743
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 33 34,626
Series 2020-1, Class A, 5.88%, 10/15/27 691 773,223
Series 2019-2, Class AA, 2.70%, 05/01/32 43 43,723
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 ................. 173 177,541
4.63%, 04/15/29 ................. 157 162,252
3,413,106
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 21 22,680
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 175 190,409
3.75%, 01/30/31 ................. 92 89,470
Aptiv Corp., 4.15%, 03/15/24 .......... 32 34,368
Aptiv plc, 5.40%, 03/15/49 ........... 25 34,053
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 100 114,403
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 198 208,890
6.25%, 05/15/26 ................. 448 470,691
8.50%, 05/15/27 ................. 881 937,164
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 67 70,143
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 42 42,000
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 47 51,583
5.00%, 07/15/29
(b)
................ 49 52,001
5.25%, 07/15/31
(b)
................ 122 129,930
5.63%, 04/30/33 ................. 111 120,990
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 18 18,720
Security
Par (000)
Par (000) Value
Auto Components (continued)
6.25%, 05/15/26 ................. USD 77 $ 80,465
5.25%, 05/15/27 ................. 229 237,588
4.38%, 02/01/29 ................. 63 62,921
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 24 24,480
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... 18 20,092
3,013,041
Automobiles — 0.9%
BMW US Capital LLC
(b)(c)
:
3.45%, 04/12/23 ................. 205 214,076
1.25%, 08/12/26 ................. 60 59,950
Daimler Finance North America LLC
(b)(c)
:
3.25%, 08/01/24 ................. 175 186,214
1.45%, 03/02/26 ................. 150 150,671
Ford Motor Co.:
0.00%, 03/15/26
(b)(g)(h)
.............. 76 81,937
4.35%, 12/08/26 ................. 182 193,830
4.75%, 01/15/43 ................. 21 22,011
5.29%, 12/08/46 ................. 60 66,825
General Motors Co.:
5.40%, 10/02/23 ................. 1,050 1,145,087
6.13%, 10/01/25 ................. 50 58,585
6.25%, 10/02/43 ................. 351 472,778
6.75%, 04/01/46 ................. 60 85,559
5.95%, 04/01/49 ................. 99 130,474
Hyundai Capital America
(b)
:
0.80%, 01/08/24 ................. 675 672,083
1.00%, 09/17/24 ................. 655 652,681
1.80%, 10/15/25 ................. 395 398,876
1.65%, 09/17/26 ................. 65 64,422
Nissan Motor Acceptance Co. LLC
(b)
:
3.88%, 09/21/23 ................. 78 82,288
2.00%, 03/09/26 ................. 400 400,936
2.75%, 03/09/28 ................. 130 131,399
2.45%, 09/15/28 ................. 115 113,714
Nissan Motor Co. Ltd.
(b)(c)
:
3.04%, 09/15/23 ................. 1,180 1,227,514
3.52%, 09/17/25 ................. 385 409,317
4.35%, 09/17/27 ................. 285 313,119
Stellantis Finance US, Inc., 1.71%, 01/29/27
(b)
200 199,347
Volkswagen Group of America Finance LLC
(b)(c)
:
0.75%, 11/23/22 ................. 300 300,878
1.25%, 11/24/25 ................. 400 398,199
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
38 40,850
8,273,620
Banks — 6.8%
AIB Group plc, (LIBOR USD 3 Month + 1.87%),
4.26%, 04/10/25
(a)(b)(c)
............. 675 723,745
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(c)(i)
. 800 869,000
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
(c)
......................... 300 286,388
Banco Santander SA
(c)
:
3.50%, 04/11/22 ................. 600 609,849
3.13%, 02/23/23 ................. 200 207,122
3.85%, 04/12/23 ................. 200 210,027
2.71%, 06/27/24 ................. 200 210,357
2.75%, 05/28/25 ................. 200 209,794
1.85%, 03/25/26 ................. 400 405,146
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 200 199,071
3.31%, 06/27/29 ................. 200 216,275
Bank of America Corp.:
(SOFR + 0.41%), 0.52%, 06/14/24
(a)
... 300 299,873

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... USD 400 $ 423,316
4.20%, 08/26/24 ................. 300 328,150
4.00%, 01/22/25 ................. 250 271,666
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 85,113
Series L, 3.95%, 04/21/25 .......... 473 515,458
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 795 845,061
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 235,019
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 290 309,844
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
................... 300 307,792
4.45%, 03/03/26 ................. 312 349,356
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 140 139,966
4.25%, 10/22/26 ................. 91 102,429
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 100 99,249
Series L, 4.18%, 11/25/27 .......... 100 111,475
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 164,845
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 328,889
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 875 948,358
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 20 22,391
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 300 319,214
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
... 225 229,641
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 420 427,673
Series L, 4.75%, 04/21/45 .......... 110 137,307
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 605 715,913
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 105 100,612
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 2.03%, 09/30/27
(a)(b)(c)
....... 520 519,697
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)(c)
.............. 200 204,094
Barclays Bank plc
(c)(g)(h)
:
0.00%, 02/04/25 ................. 234 347,819
Series VUN, 0.00%, 02/18/25 ........ 369 408,294
Barclays plc
(c)
:
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(f)(i)
......................... 525 537,107
3.68%, 01/10/23 ................. 200 201,779
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... 380 385,806
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(i)
.......................... 475 517,750
(LIBOR USD 3 Month + 1.36%), 4.34%,
05/16/24
(a)
................... 255 269,921
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 200 200,920
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 200 214,638
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(i)
.................... 325 359,736
4.38%, 01/12/26 ................. 200 223,188
5.20%, 05/12/26 ................. 270 308,707
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(i)
.................... USD 475 $ 474,668
4.84%, 05/09/28 ................. 200 226,054
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 400 461,551
BNP Paribas SA
(c)
:
4.25%, 10/15/24 ................. 200 218,501
3.38%, 01/09/25
(b)
................ 200 213,245
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
.................. 200 216,542
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)(b)
.................. 200 209,473
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
.. 400 410,552
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
.. 445 437,528
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(i)
........................ 200 238,838
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(i)
................... 1,470 1,501,238
BofA Finance LLC, 0.13%, 09/01/22
(g)
.... 262 316,496
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 650 690,398
(SOFR + 2.84%), 3.11%, 04/08/26
(a)
.... 950 1,008,662
3.20%, 10/21/26 ................. 100 107,817
4.30%, 11/20/26 ................. 155 174,085
(SOFR + 0.77%), 1.12%, 01/28/27
(a)
... 375 369,763
4.45%, 09/29/27 ................. 850 966,611
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 70 77,352
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 125 137,400
4.13%, 07/25/28 ................. 100 111,624
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 125 135,923
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 250 262,847
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 200 230,931
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 595 606,486
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 190 191,869
Commonwealth Bank of Australia, 1.13%,
06/15/26
(b)(c)
................... 115 114,435
Cooperatieve Rabobank UA
(a)(b)(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ............... 295 294,666
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ............... 250 246,435
Credit Agricole SA
(a)(b)(c)
:
(USD Swap Semi 5 Year + 6.19%), 8.12%
(i)
1,225 1,479,187
(SOFR + 0.89%), 1.25%, 01/26/27 ..... 250 246,467
Danske Bank A/S
(c)
:
5.00%, 01/12/22
(b)
................ 200 202,404
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 485 487,308
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
............. 200 200,023
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(a)(i)
.................... 725 814,501
Discover Bank, 4.20%, 08/08/23 ........ 250 266,732

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.72%),
1.54%, 05/25/27
(a)(b)(c)
............. USD 200 $ 200,091
HSBC Holdings plc
(c)
:
4.25%, 03/14/24 ................. 225 241,725
(SOFR + 0.53%), 0.73%, 08/17/24
(a)
... 555 555,372
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 200 213,324
(SOFR + 1.40%), 2.63%, 11/07/25
(a)
.... 450 469,380
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(i)
.................... 200 200,500
(SOFR + 1.54%), 1.64%, 04/18/26
(a)
... 300 301,609
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(i)
.................... 260 259,922
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 320 324,310
ING Groep NV
(c)
:
4.10%, 10/02/23 ................. 200 214,073
3.55%, 04/09/24 ................. 200 214,240
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 400 401,019
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
... 200 201,134
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(i)
.................... 860 834,114
Intesa Sanpaolo SpA
(b)(c)
:
3.13%, 07/14/22 ................. 620 633,101
4.20%, 06/01/32 ................. 435 445,941
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 400 428,432
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 550 570,467
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
... 435 445,564
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 200 196,966
4.13%, 12/15/26 ................. 400 449,725
(SOFR + 0.70%), 1.04%, 02/04/27
(a)
... 100 98,106
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 300 300,608
(SOFR + 0.77%), 1.47%, 09/22/27
(a)
... 200 198,720
4.25%, 10/01/27 ................. 175 199,011
3.63%, 12/01/27 ................. 180 196,614
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 490 539,934
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
... 225 225,507
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 104,036
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 355 359,923
Series u, (LIBOR USD 3 Month + 0.95%),
1.08%, 02/02/37
(a)
.............. 340 306,483
6.40%, 05/15/38 ................. 60 87,311
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 455 523,724
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 535 553,249
5.63%, 08/16/43 ................. 50 69,223
4.85%, 02/01/44 ................. 65 84,649
4.95%, 06/01/45 ................. 85 111,108
Series W, (LIBOR USD 3 Month + 1.00%),
1.12%, 05/15/47
(a)
.............. 117 104,109
Lloyds Banking Group plc
(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
.............. 200 201,284
4.05%, 08/16/23 ................. 510 542,991
4.50%, 11/04/24 ................. 200 219,621
4.45%, 05/08/25 ................. 400 443,734
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(i)
.......................... USD 200 $ 232,022
4.58%, 12/10/25 ................. 540 602,740
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
.............. 200 207,476
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(i)
.................... 200 230,110
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 200 199,832
Mitsubishi UFJ Financial Group, Inc.
(c)
:
3.46%, 03/02/23 ................. 150 156,477
3.76%, 07/26/23 ................. 220 233,081
2.53%, 09/13/23 ................. 200 207,969
3.41%, 03/07/24 ................. 70 74,525
1.41%, 07/17/25 ................. 400 402,315
2.05%, 07/17/30 ................. 400 393,312
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)(c)
.............. 220 222,567
NatWest Group plc
(c)
:
3.88%, 09/12/23 ................. 650 689,157
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 380 389,930
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 500 539,570
4.80%, 04/05/26 ................. 200 227,351
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. 400 424,718
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 213,439
(LIBOR USD 3 Month + 1.91%), 5.08%,
01/27/30
(a)
................... 200 236,168
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 400 400,531
Nordea Bank Abp
(b)(c)
:
3.75%, 08/30/23 ................. 220 233,508
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(i)
.................... 550 632,159
1.50%, 09/30/26 ................. 800 797,624
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(i)
.................... 260 255,775
PNC Financial Services Group, Inc. (The):
2.20%, 11/01/24 ................. 100 104,784
3.45%, 04/23/29 ................. 70 77,563
Royal Bank of Canada, 2.25%, 11/01/24
(c)
.. 170 177,456
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.57%), 4.80%, 11/15/24
(a)(c)
200 216,542
Santander UK plc, 5.00%, 11/07/23
(b)(c)
.... 487 526,384
Skandinaviska Enskilda Banken AB
(b)(c)
:
0.85%, 09/02/25 ................. 200 197,760
1.20%, 09/09/26 ................. 200 198,162
Societe Generale SA
(a)(b)(c)
:
(USD Swap Rate 5 Year + 5.87%), 8.00%
(i)
400 468,352
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(i)
..................... 685 699,988

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27 ............... USD 525 $ 522,151
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(i)
..................... 400 428,252
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(c)(i)
............ 400 393,500
Sumitomo Mitsui Financial Group, Inc.
(c)
:
2.45%, 09/27/24 ................. 250 261,328
2.35%, 01/15/25 ................. 200 207,669
3.54%, 01/17/28 ................. 100 109,442
3.94%, 07/19/28 ................. 100 112,286
2.75%, 01/15/30 ................. 250 260,259
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)(c)
... 250 248,846
UniCredit SpA
(c)
:
6.57%, 01/14/22
(b)
................ 440 447,140
3.75%, 04/12/22
(b)
................ 705 716,608
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(f)(i)
......................... 400 436,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
............. 285 284,278
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
............. 335 339,443
US Bancorp, 1.38%, 07/22/30 ......... 80 76,265
Wells Fargo & Co.:
3.75%, 01/24/24 ................. 700 748,353
3.00%, 02/19/25 ................. 210 222,889
(SOFR + 0.51%), 0.81%, 05/19/25
(a)
... 190 190,247
(LIBOR USD 3 Month + 0.75%), 2.16%,
02/11/26
(a)
................... 320 330,096
(LIBOR USD 3 Month + 0.50%), 0.63%,
01/15/27
(a)
................... 20 19,428
4.30%, 07/22/27 ................. 131 148,841
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
... 150 154,716
4.15%, 01/24/29 ................. 75 85,238
5.61%, 01/15/44 ................. 50 67,506
4.40%, 06/14/46 ................. 360 427,856
4.75%, 12/07/46 ................. 100 125,241
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 250 335,507
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)(c)
........ 135 132,187
62,985,825
Beverages — 0.4%
Anheuser-Busch Cos. LLC
(c)
:
3.65%, 02/01/26 ................. 245 268,721
4.70%, 02/01/36 ................. 645 779,444
4.90%, 02/01/46 ................. 347 426,538
Anheuser-Busch InBev Finance, Inc.
(c)
:
3.65%, 02/01/26 ................. 195 213,880
4.90%, 02/01/46 ................. 115 142,483
Anheuser-Busch InBev Worldwide, Inc.
(c)
:
4.75%, 01/23/29 ................. 140 164,819
4.44%, 10/06/48 ................. 10 11,699
5.55%, 01/23/49 ................. 25 33,859
4.50%, 06/01/50 ................. 230 274,556
4.75%, 04/15/58 ................. 320 392,379
5.80%, 01/23/59 ................. 105 148,326
Security
Par (000)
Par (000) Value
Beverages (continued)
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50
(c)
............... USD 150 $ 155,997
Keurig Dr Pepper, Inc., 4.42%, 05/25/25 ... 130 144,468
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
42 42,682
3,199,851
Biotechnology — 0.5%
AbbVie, Inc.:
3.45%, 03/15/22 ................. 175 176,563
3.80%, 03/15/25 ................. 965 1,047,848
3.60%, 05/14/25 ................. 465 503,013
3.20%, 05/14/26 ................. 225 242,752
2.95%, 11/21/26 ................. 145 155,316
4.50%, 05/14/35 ................. 405 484,121
4.05%, 11/21/39 ................. 160 183,873
4.75%, 03/15/45 ................. 100 124,876
4.45%, 05/14/46 ................. 155 186,782
4.88%, 11/14/48 ................. 150 192,420
4.25%, 11/21/49 ................. 302 357,705
Amgen, Inc.:
1.90%, 02/21/25 ................. 160 164,611
2.20%, 02/21/27 ................. 100 103,468
4.56%, 06/15/48 ................. 60 74,258
4.66%, 06/15/51 ................. 25 31,543
Baxalta, Inc., 3.60%, 06/23/22 ......... 9 9,167
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
24 23,340
Gilead Sciences, Inc.:
3.70%, 04/01/24 ................. 100 106,846
3.50%, 02/01/25 ................. 185 199,074
3.65%, 03/01/26 ................. 75 82,200
4.80%, 04/01/44 ................. 25 31,463
4.50%, 02/01/45 ................. 82 99,317
4.75%, 03/01/46 ................. 254 319,400
HCRX Investments Holdco LP, 4.50%,
08/01/29
(b)
.................... 50 50,250
4,950,206
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 64 66,816
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 50 48,992
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
22 23,320
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 265 257,281
Carrier Global Corp., 2.24%, 02/15/25 .... 70 72,520
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 159 169,013
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 112 112,280
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 136 145,520
Griffon Corp., 5.75%, 03/01/28 ......... 15 15,750
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 30 31,650
4.63%, 12/15/25 ................. 16 16,246
4.88%, 12/15/27 ................. 6 6,252
Masonite International Corp.
(b)
:
5.38%, 02/01/28 ................. 23 24,219
3.50%, 02/15/30 ................. 81 80,392
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 ................. 17 17,578
5.25%, 07/15/28 ................. 31 31,349
9.75%, 07/15/28 ................. 36 39,150
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
157 166,224
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ................. 55 56,719
4.38%, 07/15/30 ................. 140 142,800
3.38%, 01/15/31 ................. 15 14,275
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 60,900

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
Victors Merger Corp., 6.38%, 05/15/29
(b)
... USD 60 $ 57,450
1,656,696
Capital Markets — 2.5%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
39 40,170
Bank of New York Mellon Corp. (The), 1.60%,
04/24/25 ..................... 140 143,107
Charles Schwab Corp. (The), 1.15%, 05/13/26 300 300,533
Coinbase Global, Inc.
(b)
:
3.38%, 10/01/28 ................. 114 109,534
3.63%, 10/01/31 ................. 110 104,569
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 74 77,422
Credit Suisse AG
(c)
:
2.95%, 04/09/25 ................. 250 265,010
1.25%, 08/07/26 ................. 375 369,673
Credit Suisse Group AG
(c)
:
3.80%, 06/09/23 ................. 600 632,145
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(i)
........................ 400 430,955
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
.. 250 259,161
4.55%, 04/17/26 ................. 250 280,831
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 485 494,103
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(i)
................... 550 603,625
(SOFR + 0.98%), 1.31%, 02/02/27
(a)(b)
.. 330 322,495
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
.. 250 280,012
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
.. 250 255,632
Deutsche Bank AG
(a)(c)
:
(SOFR + 2.16%), 2.22%, 09/18/24 ..... 390 399,747
(SOFR + 1.13%), 1.45%, 04/01/25 ..... 555 558,833
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(i)
..................... 800 842,000
(SOFR + 1.87%), 2.13%, 11/24/26 ..... 150 152,365
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%,
06/05/23
(a)
................... 260 264,242
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 300 300,357
3.50%, 01/23/25 ................. 350 374,896
3.50%, 04/01/25 ................. 460 494,547
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 295 315,010
4.25%, 10/21/25 ................. 100 110,743
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 100 99,037
3.75%, 02/25/26 ................. 100 109,734
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(i)
.................... 400 400,500
3.50%, 11/16/26 ................. 285 307,977
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 500 498,625
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 83,000
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 445 502,904
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 110 106,076
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 195 197,358
6.13%, 02/15/33 ................. 90 119,833
6.75%, 10/01/37 ................. 125 179,036
5.15%, 05/22/45 ................. 65 85,232
Intercontinental Exchange, Inc., 4.25%,
09/21/48 ..................... 65 77,269
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d)(e)(j)
.................. 203 —
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley:
4.88%, 11/01/22 ................. USD 150 $ 157,138
(SOFR + 0.70%), 0.75%, 01/20/23
(a)
... 400 400,942
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 650 650,468
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 100 104,927
(SOFR + 0.53%), 0.79%, 05/30/25
(a)
... 455 453,603
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 454 475,713
4.00%, 07/23/25 ................. 430 473,732
3.88%, 01/27/26 ................. 250 276,749
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 575 593,690
(SOFR + 0.72%), 0.99%, 12/10/26
(a)
... 420 412,541
3.63%, 01/20/27 ................. 275 303,143
3.95%, 04/23/27 ................. 85 94,529
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 460 461,368
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 465 462,789
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 75 82,248
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 300 331,955
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 565 622,724
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 55 57,536
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 40 38,447
MSCI, Inc.
(b)
:
4.00%, 11/15/29 ................. 12 12,704
3.63%, 09/01/30 ................. 54 55,823
3.88%, 02/15/31 ................. 24 25,170
3.63%, 11/01/31 ................. 49 50,988
3.25%, 08/15/33 ................. 69 69,791
Nomura Holdings, Inc., 2.61%, 07/14/31
(c)
.. 200 199,274
Northern Trust Corp., 3.15%, 05/03/29 .... 50 54,568
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 40 42,228
State Street Corp.
(a)
:
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 58,987
(LIBOR USD 3 Month + 1.00%), 1.12%,
06/15/47 .................... 1,388 1,237,204
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(c)(i)
........................ 200 202,040
UBS Group AG
(a)(c)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... 925 944,479
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(i)
.......................... 800 872,768
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 640 644,144
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 255 252,047
(USD Swap Semi 5 Year + 4.87%), 7.00%
(f)
(i)
.......................... 200 227,500
22,952,255
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 50,908
Ashland LLC, 3.38%, 09/01/31
(b)
........ 132 133,155
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 200 208,500
3.38%, 02/15/29 ................. 150 145,875
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 38,746
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 100 101,500
Dow Chemical Co. (The), 3.60%, 11/15/50 . 20 21,226

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
DuPont de Nemours, Inc.:
4.21%, 11/15/23 ................. USD 500 $ 536,930
5.32%, 11/15/38 ................. 110 141,754
5.42%, 11/15/48 ................. 36 49,522
Eastman Chemical Co., 4.80%, 09/01/42 .. 65 78,399
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 490 494,900
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 180 186,750
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 46 47,035
HB Fuller Co., 4.25%, 10/15/28 ........ 32 32,560
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 139 153,248
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 25,935
International Flavors & Fragrances, Inc.
(b)
:
1.23%, 10/01/25 ................. 950 942,176
2.30%, 11/01/30 ................. 95 94,190
3.47%, 12/01/50 ................. 191 200,450
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 43 43,000
LYB International Finance III LLC:
1.25%, 10/01/25 ................. 245 244,790
4.20%, 10/15/49 ................. 75 85,353
LyondellBasell Industries NV, 4.63%, 02/26/55 25 30,165
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 47,725
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)(c)
9 9,405
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 44,810
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 ................. 96 96,480
6.63%, 05/01/29 ................. 68 65,280
Scotts Miracle-Gro Co. (The)
(b)
:
4.00%, 04/01/31 ................. 91 90,829
4.38%, 02/01/32 ................. 10 10,081
Sherwin-Williams Co. (The):
2.75%, 06/01/22 ................. 5 5,068
2.30%, 05/15/30 ................. 45 45,424
4.50%, 06/01/47 ................. 100 121,218
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
355 365,654
4,989,041
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The):
4.13%, 06/15/23 ................. 14 14,648
4.88%, 07/15/32
(b)
................ 124 125,085
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 460 486,349
9.75%, 07/15/27 ................. 425 462,389
4.63%, 06/01/28 ................. 607 605,745
6.00%, 06/01/29 ................. 200 197,358
APX Group, Inc.
(b)
:
6.75%, 02/15/27 ................. 91 96,674
5.75%, 07/15/29 ................. 101 99,692
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 310 317,270
5.00%, 02/01/28 ................. 2 2,055
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 14,630
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 66 68,475
5.13%, 07/15/29 ................. 139 152,205
Covanta Holding Corp., 5.00%, 09/01/30 .. 45 45,450
Garda World Security Corp.
(b)(c)
:
4.63%, 02/15/27 ................. 84 84,000
9.50%, 11/01/27 ................. 115 124,470
GFL Environmental, Inc.
(b)(c)
:
4.25%, 06/01/25 ................. 18 18,562
3.75%, 08/01/25 ................. 53 54,524
5.13%, 12/15/26 ................. 239 250,976
4.00%, 08/01/28 ................. 131 130,018
3.50%, 09/01/28 ................. 109 109,681
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.75%, 06/15/29 ................. USD 124 $ 127,410
4.38%, 08/15/29 ................. 124 125,240
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 141 147,345
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 27,675
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 ................. 37 37,000
5.88%, 06/30/29 ................. 306 308,295
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 38 39,425
5.88%, 10/01/30 ................. 206 216,891
4.75%, 07/15/31 ................. 21 20,428
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 24 25,597
5.75%, 04/15/26 ................. 22 23,799
3.38%, 08/31/27 ................. 14 13,431
6.25%, 01/15/28 ................. 243 251,209
RELX Capital, Inc., 3.50%, 03/16/23
(c)
.... 40 41,678
Republic Services, Inc.:
0.88%, 11/15/25 ................. 90 88,668
3.38%, 11/15/27 ................. 35 38,199
3.95%, 05/15/28 ................. 140 157,939
2.30%, 03/01/30 ................. 100 101,258
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)(c)
................... 25 25,606
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 51 51,312
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... 30 31,327
Waste Management, Inc.:
1.50%, 03/15/31 ................. 180 169,116
2.50%, 11/15/50 ................. 35 32,377
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 147 148,470
5,709,951
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 383 402,713
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 23 23,288
CommScope, Inc.
(b)
:
6.00%, 03/01/26 ................. 59 61,261
8.25%, 03/01/27 ................. 75 78,504
7.13%, 07/01/28 ................. 162 165,316
4.75%, 09/01/29 ................. 190 189,763
Motorola Solutions, Inc.:
4.60%, 02/23/28 ................. 100 115,206
4.60%, 05/23/29 ................. 285 330,978
2.30%, 11/15/30 ................. 120 117,942
2.75%, 05/24/31 ................. 200 204,103
5.50%, 09/01/44 ................. 10 13,030
Nokia OYJ, 6.63%, 05/15/39
(c)
......... 32 43,680
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 90 93,825
6.50%, 07/15/28 ................. 302 318,072
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 110 110,242
2,267,923
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 130 131,625
Brand Industrial Services, Inc., 8.50%, 07/15/25 157 157,589
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 35,148
MasTec, Inc., 4.50%, 08/15/28 ......... 58 60,537
384,899
Consumer Finance — 1.3%
AerCap Ireland Capital DAC
(c)
:
3.50%, 05/26/22 ................. 150 152,509
4.13%, 07/03/23 ................. 150 157,796

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.88%, 01/16/24 ................. USD 175 $ 189,084
3.50%, 01/15/25 ................. 410 431,406
1.75%, 01/30/26 ................. 150 148,468
3.65%, 07/21/27 ................. 220 233,690
Ally Financial, Inc., 1.45%, 10/02/23 ..... 125 126,846
American Express Co.:
3.40%, 02/22/24 ................. 200 212,855
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(i)
.................... 1,275 1,299,034
American Honda Finance Corp.:
2.15%, 09/10/24 ................. 100 104,022
1.20%, 07/08/25 ................. 100 100,547
1.00%, 09/10/25 ................. 625 621,868
Capital One Financial Corp.:
3.90%, 01/29/24 ................. 180 192,672
3.30%, 10/30/24 ................. 300 321,850
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(i)
.................... 1,000 1,030,000
3.80%, 01/31/28 ................. 195 216,661
Caterpillar Financial Services Corp., 1.45%,
05/15/25 ..................... 174 177,325
Discover Financial Services, 3.85%, 11/21/22 60 62,287
Ford Motor Credit Co. LLC:
3.35%, 11/01/22 ................. 300 305,283
3.81%, 01/09/24 ................. 200 206,500
5.58%, 03/18/24 ................. 400 429,936
4.13%, 08/04/25 ................. 200 211,500
3.38%, 11/13/25 ................. 255 262,012
2.70%, 08/10/26 ................. 200 200,400
2.90%, 02/16/28 ................. 200 199,750
5.11%, 05/03/29 ................. 200 223,500
4.00%, 11/13/30 ................. 200 208,000
General Motors Financial Co., Inc.:
3.45%, 01/14/22 ................. 40 40,240
3.25%, 01/05/23 ................. 415 428,020
4.15%, 06/19/23 ................. 800 845,503
3.95%, 04/13/24 ................. 200 213,749
4.00%, 01/15/25 ................. 235 254,407
4.35%, 04/09/25 ................. 535 587,441
4.30%, 07/13/25 ................. 35 38,406
1.25%, 01/08/26 ................. 130 128,351
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(c)(k)
..... 84 82,020
Navient Corp.:
6.13%, 03/25/24 ................. 20 21,415
5.88%, 10/25/24 ................. 23 24,553
6.75%, 06/25/25 ................. 72 78,660
6.75%, 06/15/26 ................. 16 17,658
5.00%, 03/15/27 ................. 2 2,060
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 14 14,368
6.88%, 03/15/25 ................. 35 39,331
3.50%, 01/15/27 ................. 115 115,052
6.63%, 01/15/28 ................. 282 324,300
5.38%, 11/15/29 ................. 6 6,503
Synchrony Financial:
2.85%, 07/25/22 ................. 125 127,271
4.25%, 08/15/24 ................. 150 162,091
3.95%, 12/01/27 ................. 90 99,279
Toyota Motor Credit Corp.:
1.80%, 02/13/25 ................. 100 102,714
0.80%, 10/16/25 ................. 115 113,517
1.15%, 08/13/27 ................. 340 334,966
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
2.15%, 02/13/30 ................. USD 190 $ 192,996
12,420,672
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)(c)
.... 600 637,410
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
............... 310 313,487
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 ................. 259 268,842
5.25%, 08/15/27 ................. 400 407,202
Ball Corp., 3.13%, 09/15/31 .......... 155 153,075
Berry Global, Inc., 1.57%, 01/15/26
(b)
..... 430 429,888
Crown Americas LLC, 4.25%, 09/30/26 ... 34 36,444
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 8 9,880
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 10,617
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 15 16,238
3.50%, 03/15/28 ................. 3 3,045
International Paper Co.:
5.15%, 05/15/46 ................. 50 65,571
4.35%, 08/15/48 ................. 75 91,804
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)(c)
................... 51 51,847
LABL, Inc., 10.50%, 07/15/27
(b)
........ 77 82,968
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 175,523
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 26 27,687
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 8 8,220
Trivium Packaging Finance BV
(b)(c)(l)
:
5.50%, 08/15/26 ................. 400 418,924
8.50%, 08/15/27 ................. 600 644,250
WRKCo, Inc.:
3.75%, 03/15/25 ................. 155 167,739
3.90%, 06/01/28 ................. 209 233,131
3.00%, 06/15/33 ................. 200 209,392
4,463,184
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 ................. 5 5,106
3.88%, 11/15/29 ................. 17 16,953
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 41 40,795
Wolverine Escrow LLC, 9.00%, 11/15/26 ... 108 99,765
162,619
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 25 26,108
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 81 78,772
Service Corp. International, 4.00%, 05/15/31 250 258,437
Sotheby's
(b)
:
7.38%, 10/15/27 ................. 600 634,500
5.88%, 06/01/29 ................. 200 205,750
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 25,510
1,229,077
Diversified Financial Services — 0.6%
GE Capital Funding LLC:
3.45%, 05/15/25 ................. 450 485,347
4.40%, 05/15/30 ................. 450 521,424
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 900 1,080,047
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 200 202,750
LSEGA Financing plc, 1.38%, 04/06/26
(b)(c)
. 300 299,427
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 123 122,662
NTT Finance Corp., 1.16%, 04/03/26
(b)(c)
... 835 830,216

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. USD 123 $ 142,162
7.38%, 09/01/25 ................. 79 84,198
Shell International Finance BV
(c)
:
3.25%, 05/11/25 ................. 200 216,041
2.38%, 11/07/29 ................. 10 10,388
2.75%, 04/06/30 ................. 10 10,618
3.63%, 08/21/42 ................. 25 27,786
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 113 117,944
Siemens Financieringsmaatschappij NV
(b)(c)
:
1.20%, 03/11/26 ................. 510 508,168
2.88%, 03/11/41 ................. 250 253,645
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 665 700,744
5,613,567
Diversified Telecommunication Services — 1.8%
Altice France Holding SA
(b)(c)
:
10.50%, 05/15/27 ................ 1,125 1,230,300
6.00%, 02/15/28 ................. 200 192,095
Altice France SA
(b)(c)
:
5.13%, 07/15/29 ................. 380 372,580
5.50%, 10/15/29 ................. 200 197,977
AT&T, Inc.:
3.40%, 05/15/25 ................. 150 161,711
3.60%, 07/15/25 ................. 260 283,018
1.70%, 03/25/26 ................. 70 70,867
4.35%, 03/01/29 ................. 140 160,527
2.55%, 12/01/33 ................. 253 248,906
4.50%, 05/15/35 ................. 655 766,772
4.85%, 03/01/39 ................. 100 119,844
5.35%, 09/01/40 ................. 473 594,494
3.50%, 06/01/41 ................. 355 364,489
3.10%, 02/01/43 ................. 100 95,875
4.65%, 06/01/44 ................. 17 19,892
4.75%, 05/15/46 ................. 25 29,904
3.55%, 09/15/55 ................. 275 271,189
3.80%, 12/01/57 ................. 71 72,530
CCO Holdings LLC:
4.75%, 03/01/30
(b)
................ 178 186,094
4.50%, 08/15/30
(b)
................ 123 126,902
4.25%, 02/01/31
(b)
................ 321 326,569
4.50%, 05/01/32 ................. 418 430,540
4.50%, 06/01/33
(b)
................ 74 75,311
4.25%, 01/15/34
(b)
................ 356 352,663
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. 79 80,401
8.00%, 10/15/25 ................. 18 18,759
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 345 374,756
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 220 233,750
5.00%, 05/01/28 ................. 264 277,200
6.75%, 05/01/29 ................. 175 184,406
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(c)(l)
.................. 108 110,835
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 285 287,203
3.75%, 07/15/29 ................. 16 15,464
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... 27 29,599
Series Y, 7.50%, 04/01/24 .......... 2 2,215
5.13%, 12/15/26
(b)
................ 379 393,212
4.00%, 02/15/27
(b)
................ 115 117,507
Series G, 6.88%, 01/15/28 .......... 51 57,821
4.50%, 01/15/29
(b)
................ 263 254,842
5.38%, 06/15/29
(b)
................ 181 184,685
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Series P, 7.60%, 09/15/39 .......... USD 22 $ 24,640
Series U, 7.65%, 03/15/42 .......... 65 72,800
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 394 504,320
8.75%, 03/15/32 ................. 429 640,866
Switch Ltd.
(b)
:
3.75%, 09/15/28 ................. 113 114,695
4.13%, 06/15/29 ................. 159 163,174
Telecom Italia Capital SA
(c)
:
6.38%, 11/15/33 ................. 84 97,751
6.00%, 09/30/34 ................. 178 199,805
7.20%, 07/18/36 ................. 29 35,525
7.72%, 06/04/38 ................. 21 26,880
Telefonica Emisiones SA
(c)
:
4.10%, 03/08/27 ................. 150 168,523
5.52%, 03/01/49 ................. 150 196,244
Telesat Canada, 4.88%, 06/01/27
(b)(c)
..... 55 50,600
Verizon Communications, Inc.:
1.45%, 03/20/26 ................. 390 393,514
1.50%, 09/18/30 ................. 100 94,636
2.55%, 03/21/31 ................. 100 101,229
4.27%, 01/15/36 ................. 1,335 1,568,241
2.65%, 11/20/40 ................. 150 140,936
3.40%, 03/22/41 ................. 140 146,208
2.85%, 09/03/41 ................. 130 126,876
3.85%, 11/01/42 ................. 143 157,226
4.52%, 09/15/48 ................. 50 61,355
3.55%, 03/22/51 ................. 28 29,529
4.67%, 03/15/55 ................. 31 38,852
2.99%, 10/30/56 ................. 325 300,094
3.70%, 03/22/61 ................. 367 387,526
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 768 764,336
6.13%, 03/01/28 ................. 533 540,345
16,520,430
Electric Utilities — 1.8%
Alabama Power Co., 3.75%, 03/01/45 .... 25 28,036
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 256,866
Baltimore Gas & Electric Co.:
3.35%, 07/01/23 ................. 300 312,671
3.20%, 09/15/49 ................. 50 52,030
2.90%, 06/15/50 ................. 95 93,754
Duke Energy Carolinas LLC:
6.10%, 06/01/37 ................. 24 32,829
6.05%, 04/15/38 ................. 100 139,902
3.75%, 06/01/45 ................. 50 55,701
3.70%, 12/01/47 ................. 60 66,636
3.95%, 03/15/48 ................. 50 57,848
3.20%, 08/15/49 ................. 200 207,457
3.45%, 04/15/51 ................. 25 27,017
Duke Energy Corp.:
3.95%, 10/15/23 ................. 335 355,252
3.75%, 04/15/24 ................. 360 384,119
2.65%, 09/01/26 ................. 100 105,491
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 335 333,450
Duke Energy Florida LLC:
2.50%, 12/01/29 ................. 395 408,541
1.75%, 06/15/30 ................. 140 135,754
6.40%, 06/15/38 ................. 80 116,751
5.65%, 04/01/40 ................. 50 69,019
Duke Energy Progress LLC:
3.45%, 03/15/29 ................. 313 346,032
4.10%, 05/15/42 ................. 50 57,700

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.10%, 03/15/43 ................. USD 25 $ 29,194
2.50%, 08/15/50 ................. 30 27,201
Edison International, 2.40%, 09/15/22 .... 250 254,040
Emera US Finance LP, 0.83%, 06/15/24
(b)(c)
. 265 264,160
Enel Finance International NV, 1.38%,
07/12/26
(b)(c)
................... 695 691,048
Entergy Corp.:
0.90%, 09/15/25 ................. 375 368,739
2.40%, 06/15/31 ................. 100 99,119
Eversource Energy, Series H, 3.15%, 01/15/25 200 212,125
Exelon Corp.:
3.50%, 06/01/22 ................. 150 152,619
4.05%, 04/15/30 ................. 50 56,666
4.70%, 04/15/50 ................. 70 88,454
FirstEnergy Corp.:
Series A, 3.35%, 07/15/22
(l)
......... 17 17,201
Series B, 4.40%, 07/15/27
(l)
......... 230 252,351
2.65%, 03/01/30 ................. 271 269,645
Series B, 2.25%, 09/01/30 .......... 7 6,755
Series C, 7.38%, 11/15/31 .......... 28 38,250
Series C, 5.35%, 07/15/47
(l)
......... 260 317,037
Series C, 3.40%, 03/01/50 .......... 210 201,886
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 ................. 205 222,920
5.45%, 07/15/44 ................. 154 196,280
4.55%, 04/01/49 ................. 56 65,542
Florida Power & Light Co.:
4.13%, 02/01/42 ................. 120 144,426
3.70%, 12/01/47 ................. 25 28,858
3.95%, 03/01/48 ................. 50 60,369
3.15%, 10/01/49 ................. 100 105,886
Interstate Power and Light Co.:
3.25%, 12/01/24 ................. 100 106,801
3.50%, 09/30/49 ................. 25 27,194
MidAmerican Energy Co.:
3.65%, 04/15/29 ................. 225 251,771
4.25%, 07/15/49 ................. 260 321,305
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 265 296,869
NextEra Energy Capital Holdings, Inc.:
3.15%, 04/01/24 ................. 355 375,391
2.75%, 05/01/25 ................. 65 68,553
3.55%, 05/01/27 ................. 30 32,912
1.90%, 06/15/28 ................. 185 185,116
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 4,220
Northern States Power Co.:
2.90%, 03/01/50 ................. 62 62,278
2.60%, 06/01/51 ................. 60 56,891
NRG Energy, Inc.
(b)
:
2.45%, 12/02/27 ................. 145 147,142
3.63%, 02/15/31 ................. 100 98,225
3.88%, 02/15/32 ................. 134 132,492
Ohio Power Co.:
Series P, 2.60%, 04/01/30 .......... 200 207,660
4.00%, 06/01/49 ................. 120 139,791
Series R, 2.90%, 10/01/51 .......... 120 115,952
Oncor Electric Delivery Co. LLC:
2.75%, 06/01/24 ................. 240 252,931
2.75%, 05/15/30 ................. 132 139,982
4.10%, 11/15/48 ................. 146 175,391
3.10%, 09/15/49 ................. 100 104,402
3.70%, 05/15/50 ................. 264 302,603
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.50%,
11/15/21
(a)
................... USD 415 $ 415,168
1.37%, 03/10/23 ................. 460 458,394
3.40%, 08/15/24 ................. 190 197,122
3.45%, 07/01/25 ................. 274 286,176
3.30%, 12/01/27 ................. 440 452,858
4.50%, 07/01/40 ................. 50 51,037
4.45%, 04/15/42 ................. 85 84,650
4.00%, 12/01/46 ................. 46 44,356
4.95%, 07/01/50 ................. 254 270,223
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 83 86,528
PECO Energy Co., 2.85%, 09/15/51 ..... 40 39,245
PG&E Corp., 5.25%, 07/01/30 ......... 48 49,140
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 29,635
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 144,658
Public Service Co. of Colorado:
3.80%, 06/15/47 ................. 60 68,598
Series 34, 3.20%, 03/01/50 ......... 75 79,484
2.70%, 01/15/51 ................. 75 72,615
Southern California Edison Co.:
Series J, 0.70%, 08/01/23 .......... 230 230,357
1.10%, 04/01/24 ................. 505 507,440
Series E, 3.70%, 08/01/25 .......... 300 326,184
4.00%, 04/01/47 ................. 46 49,328
Series C, 4.13%, 03/01/48 .......... 9 9,807
Series B, 4.88%, 03/01/49 .......... 65 77,609
Series 20A, 2.95%, 02/01/51 ........ 75 68,484
Series H, 3.65%, 06/01/51 .......... 135 138,543
Tampa Electric Co.:
4.45%, 06/15/49 ................. 100 123,533
3.45%, 03/15/51 ................. 35 37,423
Virginia Electric & Power Co.:
8.88%, 11/15/38 ................. 205 360,108
4.45%, 02/15/44 ................. 100 121,718
2.45%, 12/15/50 ................. 25 22,396
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
86 86,527
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 259,814
16,668,657
Electrical Equipment — 0.0%
(b)
Atkore, Inc., 4.25%, 06/01/31 .......... 62 63,860
Sensata Technologies BV:
5.63%, 11/01/24 ................. 9 9,961
5.00%, 10/01/25 ................. 4 4,405
4.00%, 04/15/29 ................. 39 39,700
117,926
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 72,231
CDW LLC, 3.25%, 02/15/29 .......... 65 66,625
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 ................. 200 215,192
3.75%, 02/15/31 ................. 65 65,445
419,493
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 59 61,950
6.25%, 04/01/28 ................. 387 400,245
ChampionX Corp., 6.38%, 05/01/26 ...... 22 22,880
Halliburton Co.:
3.50%, 08/01/23 ................. 21 22,002
3.80%, 11/15/25 ................. 4 4,381
2.92%, 03/01/30 ................. 165 170,644
5.00%, 11/15/45 ................. 85 101,839

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... USD 40 $ 40,426
Tervita Corp., 11.00%, 12/01/25
(b)(c)
...... 49 55,444
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 19,570
USA Compression Partners LP:
6.88%, 04/01/26 ................. 225 234,271
6.88%, 09/01/27 ................. 172 182,079
1,315,731
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 53 54,790
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 ................. 9 9,100
6.50%, 05/15/27 ................. 274 301,400
4.75%, 10/15/27 ................. 148 150,403
3.75%, 01/15/28 ................. 60 59,644
Netflix, Inc.:
4.38%, 11/15/26 ................. 237 264,848
5.88%, 11/15/28 ................. 73 89,454
6.38%, 05/15/29 ................. 11 13,915
5.38%, 11/15/29
(b)
................ 246 297,967
4.88%, 06/15/30
(b)
................ 68 80,070
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 198 198,632
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 65,977
Walt Disney Co. (The):
4.63%, 03/23/40 ................. 92 115,537
3.50%, 05/13/40 ................. 201 221,907
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 4 4,160
1,927,804
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.:
3.80%, 04/15/26 ................. 200 220,486
2.75%, 12/15/29 ................. 175 181,778
4.90%, 12/15/30 ................. 185 223,770
2.00%, 05/18/32 ................. 75 72,703
1.88%, 02/01/33 ................. 160 150,554
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
.................... 25 25,000
American Tower Corp.:
3.00%, 06/15/23 ................. 35 36,442
5.00%, 02/15/24 ................. 285 313,126
2.40%, 03/15/25 ................. 330 343,117
4.00%, 06/01/25 ................. 175 190,976
1.30%, 09/15/25 ................. 100 100,020
1.45%, 09/15/26 ................. 90 89,581
3.38%, 10/15/26 ................. 185 200,189
2.75%, 01/15/27 ................. 115 120,748
3.95%, 03/15/29 ................. 255 283,489
1.88%, 10/15/30 ................. 150 144,054
2.70%, 04/15/31 ................. 400 409,014
2.95%, 01/15/51 ................. 60 56,586
Boston Properties LP:
4.50%, 12/01/28 ................. 155 178,492
3.40%, 06/21/29 ................. 30 32,498
3.25%, 01/30/31 ................. 10 10,624
2.45%, 10/01/33 ................. 195 189,779
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 67 66,330
Camden Property Trust, 2.80%, 05/15/30 .. 70 73,879
Crown Castle International Corp.:
3.20%, 09/01/24 ................. 280 297,975
1.05%, 07/15/26 ................. 400 391,476
3.65%, 09/01/27 ................. 220 241,884
4.30%, 02/15/29 ................. 45 51,068
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.10%, 11/15/29 ................. USD 60 $ 63,037
2.25%, 01/15/31 ................. 250 244,316
2.50%, 07/15/31 ................. 95 94,923
2.90%, 04/01/41 ................. 125 120,490
4.15%, 07/01/50 ................. 60 68,120
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 62 64,325
Diversified Healthcare Trust, 9.75%, 06/15/25 21 22,969
Duke Realty LP, 2.88%, 11/15/29 ....... 50 52,679
Equinix, Inc.:
1.25%, 07/15/25 ................. 495 492,990
2.90%, 11/18/26 ................. 75 79,537
1.55%, 03/15/28 ................. 150 146,642
3.00%, 07/15/50 ................. 25 23,711
2.95%, 09/15/51 ................. 185 173,700
3.40%, 02/15/52 ................. 25 25,423
ERP Operating LP:
2.85%, 11/01/26 ................. 90 95,694
4.15%, 12/01/28 ................. 50 57,006
2.50%, 02/15/30 ................. 50 51,524
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 47 46,668
GLP Capital LP, 4.00%, 01/15/31 ....... 36 38,830
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 74 75,110
Healthpeak Properties, Inc.:
3.00%, 01/15/30 ................. 55 58,016
2.88%, 01/15/31 ................. 50 52,142
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 17 17,765
5.25%, 07/15/30 ................. 33 35,021
5.63%, 07/15/32 ................. 196 210,210
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 56 60,900
4.63%, 06/15/25
(b)
................ 90 96,975
4.50%, 09/01/26 ................. 353 383,888
4.50%, 01/15/28 ................. 135 147,487
3.88%, 02/15/29
(b)
................ 97 103,305
Mid-America Apartments LP, 1.70%, 02/15/31 45 42,700
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 22 23,182
4.63%, 08/01/29 ................. 290 311,170
3.50%, 03/15/31 ................. 278 283,560
Prologis LP:
3.88%, 09/15/28 ................. 50 56,672
2.25%, 04/15/30 ................. 100 101,796
Realty Income Corp., 3.00%, 01/15/27 .... 125 133,845
Regency Centers LP, 4.13%, 03/15/28 .... 70 78,398
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 261 270,127
4.50%, 02/15/29
(b)
................ 126 126,255
RLJ Lodging Trust LP
(b)
:
3.75%, 07/01/26 ................. 51 51,255
4.00%, 09/15/29 ................. 37 36,942
SBA Communications Corp., 3.88%, 02/15/27 287 297,404
Service Properties Trust:
4.35%, 10/01/24 ................. 10 10,132
7.50%, 09/15/25 ................. 94 105,538
5.50%, 12/15/27 ................. 41 43,694
Simon Property Group LP:
3.75%, 02/01/24 ................. 240 255,707
3.80%, 07/15/50 ................. 100 110,198
UDR, Inc., 2.10%, 08/01/32 ........... 70 67,145
Uniti Group LP
(b)
:
7.88%, 02/15/25 ................. 28 29,585
4.75%, 04/15/28 ................. 121 123,571
6.50%, 02/15/29 ................. 203 208,819

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
6.00%, 01/15/30 ................. USD 65 $ 64,431
Ventas Realty LP:
3.00%, 01/15/30 ................. 55 57,214
4.75%, 11/15/30 ................. 100 117,556
VEREIT Operating Partnership LP:
3.95%, 08/15/27 ................. 155 173,745
2.20%, 06/15/28 ................. 110 111,309
2.85%, 12/15/32 ................. 95 98,692
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 21 21,420
4.25%, 12/01/26 ................. 127 132,630
3.75%, 02/15/27 ................. 93 96,255
4.63%, 12/01/29 ................. 208 223,600
4.13%, 08/15/30 ................. 303 321,180
Welltower, Inc., 2.05%, 01/15/29 ........ 140 139,081
12,223,849
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.58%,
08/10/22
(a)
................... 154 154,039
0.80%, 02/10/24 ................. 225 224,885
0.95%, 02/10/26 ................. 375 368,293
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 109 110,635
4.63%, 01/15/27 ................. 261 273,798
5.88%, 02/15/28 ................. 80 85,200
4.88%, 02/15/30 ................. 6 6,465
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 127 127,317
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
29 31,393
US Foods, Inc.
(b)
:
6.25%, 04/15/25 ................. 29 30,420
4.75%, 02/15/29 ................. 101 103,651
Walmart, Inc.:
1.05%, 09/17/26 ................. 190 189,955
2.50%, 09/22/41 ................. 135 134,412
2.65%, 09/22/51 ................. 170 169,220
2,009,683
Food Products — 0.4%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 207 215,383
4.63%, 11/15/28 ................. 78 80,535
General Mills, Inc.:
4.00%, 04/17/25 ................. 95 104,347
2.88%, 04/15/30 ................. 10 10,510
Hershey Co. (The), 0.90%, 06/01/25 ..... 160 159,923
JBS USA LUX SA
(b)
:
6.50%, 04/15/29 ................. 166 185,505
3.75%, 12/01/31 ................. 147 152,958
JDE Peet's NV, 1.38%, 01/15/27
(b)(c)
...... 330 325,578
Kraft Heinz Foods Co.:
3.00%, 06/01/26 ................. 65 68,467
4.25%, 03/01/31 ................. 408 461,252
6.88%, 01/26/39 ................. 47 69,388
4.63%, 10/01/39 ................. 16 18,648
6.50%, 02/09/40 ................. 35 49,700
5.00%, 06/04/42 ................. 24 29,432
5.20%, 07/15/45 ................. 79 98,951
4.38%, 06/01/46 ................. 159 180,913
4.88%, 10/01/49 ................. 386 469,799
5.50%, 06/01/50 ................. 598 788,984
McCormick & Co., Inc., 0.90%, 02/15/26 ... 95 93,418
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 195 198,291
Security
Par (000)
Par (000) Value
Food Products (continued)
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. USD 61 $ 64,086
4.50%, 09/15/31 ................. 98 96,837
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 98 98,735
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 38 37,189
Tyson Foods, Inc., 3.90%, 09/28/23 ...... 40 42,593
4,101,422
Gas Utilities — 0.1%
Atmos Energy Corp.:
2.63%, 09/15/29 ................. 40 41,517
2.85%, 02/15/52 ................. 75 71,633
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 130 124,886
ONE Gas, Inc., 1.10%, 03/11/24 ........ 310 310,015
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ..................... 50 51,078
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 50 51,875
651,004
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories:
3.75%, 11/30/26 ................. 68 76,278
4.75%, 11/30/36 ................. 105 133,598
4.90%, 11/30/46 ................. 70 94,779
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 353 371,532
Becton Dickinson and Co.:
3.73%, 12/15/24 ................. 52 56,192
3.70%, 06/06/27 ................. 559 619,029
4.67%, 06/06/47 ................. 50 62,426
3.79%, 05/20/50 ................. 180 201,112
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 27 27,013
Medtronic, Inc.:
4.38%, 03/15/35 ................. 108 132,779
4.63%, 03/15/45 ................. 25 32,654
Mozart Debt Merger Sub, Inc.
(b)
:
3.88%, 04/01/29 ................. 179 179,000
5.25%, 10/01/29 ................. 389 389,000
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 83 87,565
7.25%, 02/01/28 ................. 401 429,120
Teleflex, Inc., 4.63%, 11/15/27 ......... 20 20,850
2,912,927
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 22 23,127
5.00%, 04/15/29 ................. 41 42,691
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 40 42,500
4.63%, 08/01/29 ................. 33 32,975
5.13%, 03/01/30 ................. 38 38,019
Aetna, Inc.:
2.75%, 11/15/22 ................. 25 25,509
4.13%, 11/15/42 ................. 50 57,019
3.88%, 08/15/47 ................. 136 150,828
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
104 105,040
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 22 21,285
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 37 35,890
Anthem, Inc.:
2.38%, 01/15/25 ................. 615 640,667
4.10%, 03/01/28 ................. 120 135,842
2.25%, 05/15/30 ................. 15 15,052
2.75%, 10/15/42
(g)
................ 44 232,236
4.65%, 01/15/43 ................. 55 67,617
3.70%, 09/15/49 ................. 1 1,098

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.13%, 05/15/50 ................. USD 126 $ 127,438
Banner Health, Series 2020, 3.18%, 01/01/50 25 26,218
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 34 34,340
Centene Corp.:
4.25%, 12/15/27 ................. 207 216,656
2.45%, 07/15/28 ................. 329 330,645
4.63%, 12/15/29 ................. 437 476,243
3.38%, 02/15/30 ................. 30 31,059
3.00%, 10/15/30 ................. 241 247,025
2.50%, 03/01/31 ................. 636 627,255
2.63%, 08/01/31 ................. 159 157,925
Cigna Corp.:
4.13%, 11/15/25 ................. 545 605,646
1.25%, 03/15/26 ................. 300 299,362
4.80%, 08/15/38 ................. 50 61,192
4.90%, 12/15/48 ................. 120 153,429
CommonSpirit Health:
3.35%, 10/01/29 ................. 200 215,024
2.78%, 10/01/30 ................. 40 41,191
3.91%, 10/01/50 ................. 205 223,953
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. 875 915,469
8.00%, 03/15/26 ................. 231 244,970
5.63%, 03/15/27 ................. 111 116,231
6.00%, 01/15/29 ................. 81 85,860
6.88%, 04/15/29 ................. 36 36,084
6.13%, 04/01/30 ................. 113 109,805
CVS Health Corp.:
3.88%, 07/20/25 ................. 370 405,080
1.30%, 08/21/27 ................. 225 221,482
4.30%, 03/25/28 ................. 153 174,520
3.75%, 04/01/30 ................. 250 277,738
1.88%, 02/28/31 ................. 710 685,916
4.78%, 03/25/38 ................. 60 73,569
5.13%, 07/20/45 ................. 125 161,091
5.05%, 03/25/48 ................. 345 444,085
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 4 4,114
Encompass Health Corp.:
4.50%, 02/01/28 ................. 20 20,650
4.75%, 02/01/30 ................. 145 152,503
4.63%, 04/01/31 ................. 75 78,829
HCA, Inc.:
5.38%, 02/01/25 ................. 27 30,172
5.38%, 09/01/26 ................. 185 211,668
5.63%, 09/01/28 ................. 123 146,333
3.50%, 09/01/30 ................. 484 512,745
5.50%, 06/15/47 ................. 189 245,087
5.25%, 06/15/49 ................. 215 274,415
3.50%, 07/15/51 ................. 285 282,516
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 103 104,545
Humana, Inc., 2.15%, 02/03/32 ........ 75 73,265
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. 40 42,034
4.38%, 02/15/27 ................. 36 35,910
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 151 146,847
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 39 40,999
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
.................... 63 65,303
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 23 24,323
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 82 85,311
3.88%, 11/15/30 ................. 99 103,455
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 22,233
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 145 155,513
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... USD 33 $ 34,856
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 49 50,409
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 315 320,512
10.00%, 04/15/27 ................ 229 247,320
Sutter Health:
Series 20A, 2.29%, 08/15/30 ........ 223 224,868
Series 20A, 3.36%, 08/15/50 ........ 68 71,929
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. 19 19,427
7.50%, 04/01/25 ................. 32 33,960
4.88%, 01/01/26 ................. 449 464,679
5.13%, 11/01/27 ................. 319 332,558
4.63%, 06/15/28 ................. 12 12,434
6.13%, 10/01/28 ................. 126 132,360
4.25%, 06/01/29 ................. 113 114,695
UnitedHealth Group, Inc.:
3.70%, 12/15/25 ................. 140 154,768
3.10%, 03/15/26 ................. 10 10,844
2.30%, 05/15/31 ................. 120 122,435
3.50%, 08/15/39 ................. 105 115,927
2.75%, 05/15/40 ................. 105 105,032
3.05%, 05/15/41 ................. 50 51,676
4.38%, 03/15/42 ................. 200 244,188
4.75%, 07/15/45 ................. 105 137,616
4.25%, 06/15/48 ................. 20 24,594
3.70%, 08/15/49 ................. 50 56,796
3.25%, 05/15/51 ................. 70 74,022
3.88%, 08/15/59 ................. 26 30,499
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 41 43,255
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 114 119,130
15,703,455
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 207,736
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)(c)
:
5.75%, 04/15/25 ................. 100 104,985
3.88%, 01/15/28 ................. 159 160,566
4.38%, 01/15/28 ................. 229 232,483
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 51 53,638
Airbnb, Inc., 0.00%, 03/15/26
(b)(g)(h)
....... 213 209,272
Booking Holdings, Inc., 0.75%, 05/01/25
(g)
.. 143 209,996
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 99 107,291
4.75%, 12/01/27 ................. 63 64,933
4.75%, 06/15/31
(b)
................ 142 146,438
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 94 97,055
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. 485 510,588
8.13%, 07/01/27 ................. 575 646,429
4.63%, 10/15/29 ................. 146 147,825
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 175 184,489
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................ 23 25,674
10.50%, 02/01/26 ................ 129 149,666
5.75%, 03/01/27 ................. 249 257,404
9.88%, 08/01/27 ................. 122 140,801
4.00%, 08/01/28 ................. 375 378,750
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
.................... 23 21,649
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 56,835

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cedar Fair LP:
5.50%, 05/01/25
(b)
................ USD 254 $ 263,843
6.50%, 10/01/28 ................. 18 19,311
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 91 94,412
4.75%, 01/15/28 ................. 90 94,163
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... 20 20,494
Expedia Group, Inc.:
3.60%, 12/15/23 ................. 65 68,801
4.50%, 08/15/24 ................. 325 353,246
6.25%, 05/01/25
(b)
................ 75 86,470
3.25%, 02/15/30 ................. 205 212,012
2.95%, 03/15/31 ................. 85 85,898
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 22 23,650
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 301 301,391
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 54 56,430
5.75%, 05/01/28
(b)
................ 51 54,927
4.88%, 01/15/30 ................. 354 379,757
4.00%, 05/01/31
(b)
................ 36 36,540
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 42,385
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 91 94,185
8.00%, 04/15/26 ................. 67 71,020
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
40 38,659
McDonald's Corp., 1.45%, 09/01/25 ...... 320 324,759
MGM Resorts International:
7.75%, 03/15/22 ................. 87 89,392
6.00%, 03/15/23 ................. 8 8,460
5.75%, 06/15/25 ................. 29 31,610
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 90 91,688
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 31 35,573
5.88%, 03/15/26 ................. 86 88,150
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 93 96,487
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 83 89,121
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
34 33,606
Powdr Corp., 6.00%, 08/01/25
(b)
........ 120 126,000
Premier Entertainment Sub LLC
(b)
:
5.63%, 09/01/29 ................. 44 44,440
5.88%, 09/01/31 ................. 44 44,453
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)(c)
67 68,424
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 35 39,200
9.13%, 06/15/23 ................. 43 46,732
11.50%, 06/01/25 ................ 40 45,640
5.50%, 08/31/26 ................. 30 30,838
5.50%, 04/01/28 ................. 159 162,627
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 55 59,562
5.00%, 10/15/25 ................. 123 126,536
8.25%, 03/15/26 ................. 117 124,166
7.00%, 05/15/28 ................. 97 104,639
7.25%, 11/15/29 ................. 27 30,338
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
425 452,625
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 33 33,523
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 35 39,857
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 34,897
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 67 67,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 51,153
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. USD 89 $ 89,888
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 44 46,421
5.13%, 10/01/29 ................. 233 234,747
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
................ 2 2,168
5.35%, 11/01/43 ................. 14 15,400
9,314,481
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
:
6.63%, 01/15/28 ................. 11 11,688
4.63%, 08/01/29 ................. 38 38,369
4.63%, 04/01/30 ................. 38 38,214
Brookfield Residential Properties, Inc.
(b)(c)
:
5.00%, 06/15/29 ................. 79 80,781
4.88%, 02/15/30 ................. 70 71,400
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
72 76,174
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 54,380
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 21,997
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 64 67,200
KB Home, 4.00%, 06/15/31 ........... 36 36,945
Lennar Corp., 4.50%, 04/30/24 ........ 100 108,123
Mattamy Group Corp.
(b)(c)
:
5.25%, 12/15/27 ................. 48 50,160
4.63%, 03/01/30 ................. 20 20,437
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 18,934
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
22 23,150
Newell Brands, Inc., 6.00%, 04/01/46
(l)
.... 42 54,285
Panasonic Corp., 2.54%, 07/19/22
(b)(c)
.... 200 202,924
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
153 161,781
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
85 82,816
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 21 23,940
5.13%, 08/01/30 ................. 11 11,839
Tempur Sealy International, Inc.
(b)
:
4.00%, 04/15/29 ................. 94 96,820
3.88%, 10/15/31 ................. 104 104,130
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 20 22,000
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 19 20,520
5.70%, 06/15/28 ................. 14 15,225
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 77 80,212
1,594,444
Household Products — 0.0%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 60 61,350
4.13%, 04/30/31
(b)
................ 74 75,149
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 29 29,500
4.38%, 03/31/29 ................. 6 5,955
Spectrum Brands, Inc.:
5.75%, 07/15/25 ................. 6 6,150
5.00%, 10/01/29
(b)
................ 58 62,350
5.50%, 07/15/30
(b)
................ 42 46,515
3.88%, 03/15/31
(b)
................ 16 16,166
303,135
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The):
1.38%, 01/15/26 ................. 390 384,880
2.45%, 01/15/31 ................. 205 202,180
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 203,845

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Calpine Corp.
(b)
:
5.25%, 06/01/26 ................. USD 8 $ 8,230
4.50%, 02/15/28 ................. 47 47,940
5.13%, 03/15/28 ................. 506 512,444
5.00%, 02/01/31 ................. 24 24,000
3.75%, 03/01/31 ................. 2 1,925
Clearway Energy Operating LLC
(b)
:
4.75%, 03/15/28 ................. 33 34,934
3.75%, 01/15/32 ................. 99 98,876
1,519,254
Industrial Conglomerates — 0.1%
General Electric Co.:
3.45%, 05/01/27 ................. 55 60,321
6.75%, 03/15/32 ................. 200 273,576
Roper Technologies, Inc.:
3.65%, 09/15/23 ................. 165 174,801
1.00%, 09/15/25 ................. 85 84,546
3.80%, 12/15/26 ................. 50 55,540
1.75%, 02/15/31 ................. 10 9,536
658,320
Insurance — 0.7%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 87 85,896
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 419 423,190
6.75%, 10/15/27 ................. 648 670,680
Allianz SE
(a)(b)(c)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 400 404,680
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 400 388,000
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 250 270,563
American International Group, Inc.:
2.50%, 06/30/25 ................. 200 209,418
3.40%, 06/30/30 ................. 195 212,782
4.50%, 07/16/44 ................. 252 307,666
4.80%, 07/10/45 ................. 58 73,580
4.75%, 04/01/48 ................. 50 63,775
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 107 108,503
Aon Corp., 3.75%, 05/02/29 .......... 100 111,313
Aon plc, 4.45%, 05/24/43 ............ 140 166,384
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. 84 84,521
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
71 70,734
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 205 216,275
Hartford Financial Services Group, Inc. (The):
4.40%, 03/15/48 ................. 20 24,384
2.90%, 09/15/51 ................. 15 14,467
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 376 388,690
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.12%, 12/15/51
(a)(b)
....... 400 411,030
Marsh & McLennan Cos., Inc.:
3.50%, 06/03/24 ................. 100 106,703
3.50%, 03/10/25 ................. 210 225,881
4.38%, 03/15/29 ................. 75 87,086
2.25%, 11/15/30 ................. 190 191,369
Met Tower Global Funding, 1.25%, 09/14/26
(b)
180 179,092
MetLife, Inc., 4.72%, 12/15/44
(l)
........ 35 44,792
NFP Corp.
(b)
:
4.88%, 08/15/28 ................. 164 166,788
6.88%, 08/15/28 ................. 501 511,546
Security
Par (000)
Par (000) Value
Insurance (continued)
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... USD 110 $ 114,534
Prudential Financial, Inc.:
3.94%, 12/07/49 ................. 50 58,917
4.35%, 02/25/50 ................. 95 119,030
3.70%, 03/13/51 ................. 75 85,474
Teachers Insurance & Annuity Association of
America
(b)
:
6.85%, 12/16/39 ................. 7 10,540
4.27%, 05/15/47 ................. 125 151,039
Travelers Cos., Inc. (The):
4.30%, 08/25/45 ................. 35 43,522
2.55%, 04/27/50 ................. 15 14,337
6,817,181
Interactive Media & Services — 0.1%
Alphabet, Inc.:
1.90%, 08/15/40 ................. 280 251,399
2.05%, 08/15/50 ................. 50 43,668
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 74 72,705
Tencent Holdings Ltd., 3.84%, 04/24/51
(b)(c)
. 200 208,906
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 110 117,425
Zillow Group, Inc., 1.38%, 09/01/26
(g)
..... 21 44,205
738,308
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51
(c)
300 279,729
Amazon.com, Inc.:
3.15%, 08/22/27 ................. 405 445,301
3.88%, 08/22/37 ................. 119 140,511
4.05%, 08/22/47 ................. 30 36,397
2.50%, 06/03/50 ................. 110 103,021
3.10%, 05/12/51 ................. 342 357,544
2.70%, 06/03/60 ................. 60 56,339
3.25%, 05/12/61 ................. 200 212,853
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 82,585
eBay, Inc., 3.60%, 06/05/27 .......... 100 110,671
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 50 52,125
3.50%, 03/01/29 ................. 43 42,624
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 ................. 227 237,323
4.13%, 08/01/30 ................. 38 39,567
3.63%, 10/01/31 ................. 41 40,513
2,237,103
IT Services — 0.8%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 199,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
42 42,315
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 35 35,486
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 23 23,173
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 120,600
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 ................. 79 80,985
4.00%, 07/01/29 ................. 208 213,200
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 200 196,270
5.63%, 09/15/28 ................. 200 200,725
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... 50 47,500
Fidelity National Information Services, Inc.:
1.15%, 03/01/26 ................. 265 262,694
3.10%, 03/01/41 ................. 80 81,028
Fiserv, Inc.:
2.75%, 07/01/24 ................. 855 900,383
3.85%, 06/01/25 ................. 150 163,635
3.20%, 07/01/26 ................. 300 323,894

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
3.50%, 07/01/29 ................. USD 100 $ 108,895
4.40%, 07/01/49 ................. 40 47,894
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 119 124,950
3.63%, 06/15/29 ................. 96 96,730
3.75%, 10/01/30 ................. 70 72,044
Global Payments, Inc.:
3.75%, 06/01/23 ................. 35 36,564
2.65%, 02/15/25 ................. 145 151,555
1.20%, 03/01/26 ................. 365 361,303
4.80%, 04/01/26 ................. 50 56,639
3.20%, 08/15/29 ................. 252 266,388
4.15%, 08/15/49 ................. 130 145,943
International Business Machines Corp.:
3.00%, 05/15/24 ................. 440 466,744
4.15%, 05/15/39 ................. 100 118,035
4.00%, 06/20/42 ................. 30 34,624
4.25%, 05/15/49 ................. 145 175,819
Mastercard, Inc.:
1.90%, 03/15/31 ................. 90 90,305
3.65%, 06/01/49 ................. 5 5,762
3.85%, 03/26/50 ................. 45 53,511
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
.................... 40 40,600
Northwest Fiber LLC
(b)
:
4.75%, 04/30/27 ................. 88 88,517
6.00%, 02/15/28 ................. 87 86,537
10.75%, 06/01/28 ................ 22 24,750
PayPal Holdings, Inc.:
1.65%, 06/01/25 ................. 390 399,652
2.85%, 10/01/29 ................. 50 53,370
2.30%, 06/01/30 ................. 200 204,974
3.25%, 06/01/50 ................. 145 156,445
Shift4 Payments, Inc., 0.00%, 12/15/25
(b)(g)(h)
131 157,351
Square, Inc., 3.50%, 06/01/31
(b)
........ 236 242,072
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 101 106,050
Twilio, Inc., 3.88%, 03/15/31 .......... 131 134,119
Unisys Corp., 6.88%, 11/01/27
(b)
........ 10 10,925
Visa, Inc.:
2.05%, 04/15/30 ................. 30 30,476
3.65%, 09/15/47 ................. 55 63,318
7,103,749
Leisure Products — 0.0%
Mattel, Inc.:
5.88%, 12/15/27
(b)
................ 68 73,695
3.75%, 04/01/29
(b)
................ 36 37,530
6.20%, 10/01/40 ................. 65 83,525
5.45%, 11/01/41 ................. 61 72,285
267,035
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 46 47,741
3.75%, 03/15/29 ................. 12 12,255
4.00%, 03/15/31 ................. 34 35,623
Indigo Merger Sub, Inc., 2.88%, 07/15/26 .. 200 202,000
Syneos Health, Inc., 3.63%, 01/15/29 .... 147 146,588
444,207
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 22,957
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)(c)
................... 34 34,868
Clark Equipment Co., 5.88%, 06/01/25
(b)(c)
.. 17 17,736
Colfax Corp., 6.38%, 02/15/26
(b)
........ 30 31,551
Deere & Co., 3.75%, 04/15/50 ......... 70 83,554
Security
Par (000)
Par (000) Value
Machinery (continued)
EnPro Industries, Inc., 5.75%, 10/15/26 ... USD 108 $ 112,725
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 45,155
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 174 177,393
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(c)(k)
....... 131 139,187
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 24 24,060
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
39 40,373
Otis Worldwide Corp.:
2.57%, 02/15/30 ................. 43 44,144
3.11%, 02/15/40 ................. 61 62,525
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 25 25,610
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 46 47,150
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 22,654
Terex Corp., 5.00%, 05/15/29
(b)
........ 103 106,734
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)(c)
.. 297 303,452
Titan International, Inc., 7.00%, 04/30/28
(b)
. 22 23,183
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)(c)
200 213,750
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
(c)
......................... 400 419,190
Wabash National Corp.
(b)
:
5.50%, 10/01/25 ................. 101 102,404
4.50%, 10/15/28 ................. 83 82,896
2,183,251
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)(c)
..... 123 125,561
Media — 1.9%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 36 37,521
Altice Financing SA
(b)(c)
:
5.00%, 01/15/28 ................. 200 192,845
5.75%, 08/15/29 ................. 296 286,714
AMC Networks, Inc.:
4.75%, 08/01/25 ................. 83 85,075
4.25%, 02/15/29 ................. 41 40,795
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,877
Cable One, Inc., 1.13%, 03/15/28
(b)(g)
..... 387 392,662
Charter Communications Operating LLC:
4.50%, 02/01/24 ................. 730 789,792
4.91%, 07/23/25 ................. 1,000 1,124,625
5.05%, 03/30/29 ................. 300 351,266
6.38%, 10/23/35 ................. 99 130,175
6.48%, 10/23/45 ................. 661 898,683
5.75%, 04/01/48 ................. 75 94,747
5.13%, 07/01/49 ................. 125 147,031
6.83%, 10/23/55 ................. 12 17,735
Clear Channel International BV, 6.63%,
08/01/25
(b)(c)
................... 200 208,250
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 ................. 193 203,132
7.50%, 06/01/29 ................. 288 299,520
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 838 867,171
Comcast Corp.:
3.95%, 10/15/25 ................. 530 587,937
3.15%, 02/15/28 ................. 185 200,807
4.15%, 10/15/28 ................. 75 86,252
2.65%, 02/01/30 ................. 300 312,989
3.20%, 07/15/36 ................. 200 213,013
3.75%, 04/01/40 ................. 500 561,762
4.00%, 03/01/48 ................. 92 105,257
2.80%, 01/15/51 ................. 170 160,912
2.89%, 11/01/51
(b)
................ 578 554,405
4.05%, 11/01/52 ................. 150 174,511

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
2.94%, 11/01/56
(b)
................ USD 324 $ 306,046
CSC Holdings LLC:
5.25%, 06/01/24 ................. 27 28,922
5.75%, 01/15/30
(b)
................ 400 406,690
4.63%, 12/01/30
(b)
................ 446 422,797
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
. 153 159,694
DISH DBS Corp.:
5.88%, 07/15/22 ................. 247 254,564
5.00%, 03/15/23 ................. 167 173,054
7.75%, 07/01/26 ................. 254 286,823
5.13%, 06/01/29 ................. 330 323,331
DISH Network Corp.
(g)
:
2.38%, 03/15/24 ................. 65 63,334
3.38%, 08/15/26 ................. 340 353,430
Fox Corp., 3.05%, 04/07/25 .......... 125 133,040
GCI LLC, 4.75%, 10/15/28
(b)
.......... 29 30,444
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 27 28,957
iHeartCommunications, Inc., 8.38%, 05/01/27 12 12,825
Interpublic Group of Cos., Inc. (The):
3.38%, 03/01/41 ................. 75 78,700
5.40%, 10/01/48 ................. 15 20,193
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. 200 212,000
5.13%, 07/15/29 ................. 200 205,990
Liberty Broadband Corp.
(b)(g)
:
1.25%, 09/30/50 ................. 141 143,186
2.75%, 09/30/50 ................. 255 269,189
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
38 39,320
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 40,580
News Corp., 3.88%, 05/15/29
(b)
........ 43 44,182
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 134,925
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 72 73,847
4.25%, 01/15/29 ................. 41 40,637
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 330 340,725
6.50%, 09/15/28 ................. 672 685,211
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 4 4,014
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 114 111,435
Sirius XM Radio, Inc.
(b)
:
3.13%, 09/01/26 ................. 244 247,355
4.00%, 07/15/28 ................. 192 195,240
5.50%, 07/01/29 ................. 67 72,444
4.13%, 07/01/30 ................. 54 54,251
3.88%, 09/01/31 ................. 253 247,149
Sky Ltd., 3.75%, 09/16/24
(b)(c)
.......... 200 217,357
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)(c)
.............. 200 210,100
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
350 370,083
Time Warner Cable LLC:
5.88%, 11/15/40 ................. 70 88,298
4.50%, 09/15/42 ................. 37 40,491
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 58 58,847
6.63%, 06/01/27 ................. 28 30,415
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)(c)
200 204,772
ViacomCBS, Inc.:
3.88%, 04/01/24 ................. 90 96,033
4.38%, 03/15/43 ................. 150 171,594
5.85%, 09/01/43 ................. 50 68,139
Videotron Ltd., 3.63%, 06/15/29
(b)(c)
...... 137 138,884
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)(c)
.............. 403 416,239
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)(c)
... USD 200 $ 205,095
Ziggo BV, 5.50%, 01/15/27
(b)(c)
......... 250 258,437
17,984,769
Metals & Mining — 0.5%
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(l)
................ 36 40,500
4.88%, 10/01/29 ................. 38 38,143
5.13%, 10/01/31 ................. 43 43,331
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 61 64,063
6.13%, 02/15/28 ................. 236 250,165
Barrick Gold Corp., 5.25%, 04/01/42
(c)
.... 100 129,344
BHP Billiton Finance USA Ltd., 5.00%,
09/30/43
(c)
.................... 50 66,601
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 474 512,512
Constellium SE
(b)
:
5.88%, 02/15/26 ................. 250 253,750
3.75%, 04/15/29 ................. 500 486,960
Freeport-McMoRan, Inc.:
5.40%, 11/14/34 ................. 13 15,616
5.45%, 03/15/43 ................. 440 541,750
Glencore Funding LLC, 2.63%, 09/23/31
(b)(c)
. 205 200,757
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 68 75,395
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 ................. 24 24,780
4.50%, 06/01/31 ................. 49 50,225
New Gold, Inc.
(b)(c)
:
6.38%, 05/15/25 ................. 8 8,240
7.50%, 07/15/27 ................. 231 237,671
Newmont Corp.:
2.80%, 10/01/29 ................. 111 115,448
2.25%, 10/01/30 ................. 50 49,737
4.88%, 03/15/42 ................. 25 31,477
Novelis Corp.
(b)
:
3.25%, 11/15/26 ................. 170 172,411
4.75%, 01/30/30 ................. 327 344,233
3.88%, 08/15/31 ................. 247 244,295
Nucor Corp., 2.00%, 06/01/25 ......... 125 128,678
Southern Copper Corp., 5.88%, 04/23/45
(c)
. 75 101,437
Steel Dynamics, Inc.:
2.40%, 06/15/25 ................. 20 20,815
1.65%, 10/15/27 ................. 115 113,793
3.25%, 10/15/50 ................. 100 98,784
United States Steel Corp.:
6.25%, 03/15/26 ................. 2 2,063
6.88%, 03/01/29 ................. 94 100,224
4,563,198
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 10 10,490
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 137 145,391
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co., 2.85%,
05/15/51 ..................... 50 47,788
CMS Energy Corp.:
3.00%, 05/15/26 ................. 125 133,061
3.45%, 08/15/27 ................. 100 109,483
Consumers Energy Co.:
3.25%, 08/15/46 ................. 50 52,411
3.10%, 08/15/50 ................. 80 82,649
2.50%, 05/01/60 ................. 105 91,744

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Dominion Energy, Inc.:
3.07%, 08/15/24 ................. USD 35 $ 36,995
3.90%, 10/01/25 ................. 120 131,173
Series A, 1.45%, 04/15/26 .......... 150 150,487
Series C, 3.38%, 04/01/30 .......... 100 108,324
NiSource, Inc.:
0.95%, 08/15/25 ................. 140 138,328
3.60%, 05/01/30 ................. 30 32,888
4.80%, 02/15/44 ................. 107 132,205
4.38%, 05/15/47 ................. 50 59,392
Puget Sound Energy, Inc., 4.22%, 06/15/48 . 25 30,031
San Diego Gas & Electric Co., 2.95%, 08/15/51 75 74,325
Sempra Energy:
3.25%, 06/15/27 ................. 50 54,162
3.40%, 02/01/28 ................. 440 474,540
3.80%, 02/01/38 ................. 150 166,006
2,105,992
Oil, Gas & Consumable Fuels — 4.1%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 330 356,400
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 149 162,924
5.75%, 03/01/27 ................. 76 78,512
5.75%, 01/15/28 ................. 19 19,689
5.38%, 06/15/29 ................. 78 80,340
Antero Resources Corp.
(b)
:
7.63%, 02/01/29 ................. 98 109,564
5.38%, 03/01/30 ................. 30 31,594
Apache Corp.:
4.25%, 01/15/30 ................. 93 100,209
5.10%, 09/01/40 ................. 170 190,397
5.25%, 02/01/42 ................. 13 14,268
5.35%, 07/01/49 ................. 16 17,771
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 127 173,990
8.25%, 12/31/28 ................. 41 44,690
5.88%, 06/30/29 ................. 159 162,454
BP Capital Markets America, Inc.:
3.79%, 02/06/24 ................. 85 91,008
3.54%, 04/06/27 ................. 175 192,784
3.59%, 04/14/27 ................. 35 38,645
3.94%, 09/21/28 ................. 50 56,423
4.23%, 11/06/28 ................. 135 154,833
1.75%, 08/10/30 ................. 110 106,933
3.06%, 06/17/41 ................. 455 459,408
3.38%, 02/08/61 ................. 25 24,879
BP Capital Markets plc
(c)
:
3.81%, 02/10/24 ................. 70 75,124
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(i)
.................... 350 372,977
3.28%, 09/19/27 ................. 16 17,523
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(i)
.................... 300 329,778
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ 7 7,254
5.85%, 11/15/43 ................. 34 34,030
5.60%, 10/15/44 ................. 38 36,955
Callon Petroleum Co.:
6.13%, 10/01/24 ................. 48 47,171
9.00%, 04/01/25
(b)
................ 333 360,075
8.00%, 08/01/28
(b)
................ 224 221,200
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 140 149,534
Canadian Natural Resources Ltd., 2.95%,
01/15/23
(c)
.................... 65 66,874
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc., 3.75%, 02/15/52
(c)
.. USD 25 $ 24,294
Centennial Resource Production LLC:
6.88%, 04/01/27
(b)
................ 87 88,630
3.25%, 04/01/28
(g)
................ 180 235,943
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ................. 365 412,315
5.13%, 06/30/27 ................. 150 173,416
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 223 237,078
4.00%, 03/01/31
(b)
................ 228 238,762
3.25%, 01/31/32
(b)
................ 184 184,607
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 786 828,247
Chesapeake Energy Corp., 5.88%, 02/01/29
(b)
16 17,095
Chevron Corp., 1.55%, 05/11/25 ........ 235 240,271
Cimarex Energy Co., 4.38%, 06/01/24 .... 130 140,182
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 63 64,418
6.38%, 06/15/26 ................. 81 82,620
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 35,542
CNX Resources Corp.:
2.25%, 05/01/26
(g)
................ 188 234,060
6.00%, 01/15/29
(b)
................ 34 35,955
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 ................. 92 96,830
5.88%, 07/01/29 ................. 112 112,840
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 ................. 48 49,900
6.75%, 03/01/29 ................. 239 258,120
5.88%, 01/15/30 ................. 111 115,440
ConocoPhillips
(b)
:
2.40%, 02/15/31 ................. 30 30,508
4.85%, 08/15/48 ................. 50 65,408
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 6 6,217
4.90%, 06/01/44 ................. 13 14,560
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 250 265,887
CrownRock LP, 5.63%, 10/15/25
(b)
...... 314 321,363
DCP Midstream Operating LP:
6.45%, 11/03/36
(b)
................ 78 96,921
6.75%, 09/15/37
(b)
................ 69 89,010
5.60%, 04/01/44 ................. 10 11,650
Devon Energy Corp.:
5.25%, 10/15/27
(b)
................ 300 318,870
4.75%, 05/15/42 ................. 93 106,138
Diamondback Energy, Inc.:
0.90%, 03/24/23 ................. 100 99,970
2.88%, 12/01/24 ................. 780 819,001
4.75%, 05/31/25 ................. 110 122,873
3.50%, 12/01/29 ................. 475 507,983
3.13%, 03/24/31 ................. 50 51,918
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 ................. 163 165,292
4.38%, 06/15/31 ................. 211 217,330
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44
(b)
............... 50 59,690
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 78,845
Enbridge, Inc.
(c)
:
2.90%, 07/15/22 ................. 135 137,402
4.00%, 10/01/23 ................. 200 211,817
0.55%, 10/04/23 ................. 105 105,032
2.50%, 01/15/25 ................. 305 317,688
3.70%, 07/15/27 ................. 50 54,955
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 858,380

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP, 5.50%,
01/30/26
(b)
.................... USD 198 $ 206,395
Energy Transfer LP:
5.00%, 10/01/22 ................. 55 56,739
3.60%, 02/01/23 ................. 30 30,930
5.88%, 01/15/24 ................. 585 642,929
4.90%, 02/01/24 ................. 330 355,788
4.25%, 04/01/24 ................. 450 481,680
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(i)
.................... 436 454,037
4.20%, 04/15/27 ................. 200 221,163
4.00%, 10/01/27 ................. 90 99,294
5.25%, 04/15/29 ................. 50 58,608
6.50%, 02/01/42 ................. 110 142,914
5.95%, 10/01/43 ................. 60 73,168
5.35%, 05/15/45 ................. 50 58,312
5.30%, 04/15/47 ................. 40 46,860
5.40%, 10/01/47 ................. 200 238,323
6.25%, 04/15/49 ................. 595 781,836
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 55 58,561
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 78 81,075
4.15%, 06/01/25 ................. 38 39,160
4.85%, 07/15/26 ................. 79 82,926
5.60%, 04/01/44 ................. 7 6,685
5.05%, 04/01/45 ................. 4 3,650
Enterprise Products Operating LLC:
3.90%, 02/15/24 ................. 220 234,786
3.13%, 07/31/29 ................. 171 183,652
6.45%, 09/01/40 ................. 106 150,258
4.45%, 02/15/43 ................. 150 172,747
4.90%, 05/15/46 ................. 40 49,090
4.25%, 02/15/48 ................. 145 164,236
4.80%, 02/01/49 ................. 25 30,605
4.20%, 01/31/50 ................. 60 67,592
3.70%, 01/31/51 ................. 75 79,335
3.30%, 02/15/53 ................. 70 68,267
3.95%, 01/31/60 ................. 60 64,938
EOG Resources, Inc.:
4.38%, 04/15/30 ................. 40 46,700
4.95%, 04/15/50 ................. 20 26,479
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 72 78,927
4.13%, 12/01/26 ................. 12 12,326
6.50%, 07/01/27
(b)
................ 143 160,839
4.50%, 01/15/29
(b)
................ 114 118,275
4.75%, 01/15/31
(b)
................ 270 280,805
EQT Corp.:
1.75%, 05/01/26
(g)
................ 147 231,746
3.13%, 05/15/26
(b)
................ 67 68,683
3.90%, 10/01/27 ................. 137 148,266
5.00%, 01/15/29 ................. 14 15,763
7.50%, 02/01/30
(l)
................ 41 52,775
3.63%, 05/15/31
(b)
................ 19 19,798
Exxon Mobil Corp.:
2.99%, 03/19/25 ................. 55 58,674
3.04%, 03/01/26 ................. 10 10,793
Genesis Energy LP:
8.00%, 01/15/27 ................. 67 67,838
7.75%, 02/01/28 ................. 18 17,983
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 26 26,397
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 20 21,303
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.:
4.30%, 04/01/27 ................. USD 300 $ 333,198
5.60%, 02/15/41 ................. 202 252,389
5.80%, 04/01/47 ................. 112 145,859
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 96 97,080
HollyFrontier Corp., 2.63%, 10/01/23 ..... 155 160,029
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 186 191,526
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 130 131,138
Kinder Morgan Energy Partners LP:
4.25%, 09/01/24 ................. 360 391,626
6.95%, 01/15/38 ................. 145 205,501
6.38%, 03/01/41 ................. 97 132,867
5.50%, 03/01/44 ................. 70 87,063
Kinder Morgan, Inc.:
3.15%, 01/15/23 ................. 415 428,572
4.30%, 06/01/25 ................. 215 237,445
5.55%, 06/01/45 ................. 184 234,378
5.20%, 03/01/48 ................. 62 77,390
3.60%, 02/15/51 ................. 100 101,065
Marathon Oil Corp.:
4.40%, 07/15/27 ................. 391 439,203
6.60%, 10/01/37 ................. 5 6,614
5.20%, 06/01/45 ................. 10 11,923
Marathon Petroleum Corp.:
4.50%, 05/01/23 ................. 395 417,450
4.70%, 05/01/25 ................. 35 39,069
4.75%, 09/15/44 ................. 54 63,158
Matador Resources Co., 5.88%, 09/15/26 .. 391 404,177
MPLX LP:
3.50%, 12/01/22 ................. 210 216,641
3.38%, 03/15/23 ................. 50 51,919
1.75%, 03/01/26 ................. 565 568,479
4.13%, 03/01/27 ................. 190 212,148
4.00%, 03/15/28 ................. 70 77,300
4.70%, 04/15/48 ................. 20 23,091
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 24 24,773
6.37%, 12/01/42
(l)
................ 5 5,038
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 ................. 619 595,787
6.50%, 09/30/26 ................. 503 480,994
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
153 155,869
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
166 177,330
NuStar Logistics LP:
5.75%, 10/01/25 ................. 42 45,255
6.00%, 06/01/26 ................. 39 42,120
6.38%, 10/01/30 ................. 6 6,600
Occidental Petroleum Corp.:
6.95%, 07/01/24 ................. 21 23,730
2.90%, 08/15/24 ................. 215 218,849
5.50%, 12/01/25 ................. 32 35,440
5.55%, 03/15/26 ................. 11 12,210
8.88%, 07/15/30 ................. 2 2,717
6.13%, 01/01/31 ................. 242 290,515
6.45%, 09/15/36 ................. 25 31,453
4.30%, 08/15/39 ................. 111 109,477
6.20%, 03/15/40 ................. 299 352,132
4.50%, 07/15/44 ................. 199 199,957
4.63%, 06/15/45 ................. 413 422,293
6.60%, 03/15/46 ................. 9 11,295
4.40%, 04/15/46 ................. 104 103,724
4.10%, 02/15/47 ................. 18 17,116
4.20%, 03/15/48 ................. 62 59,365

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.40%, 08/15/49 ................. USD 30 $ 29,438
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 24 27,136
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 27 36,624
6.50%, 08/15/34 ................. 19 25,625
Parkland Corp., 5.88%, 07/15/27
(b)(c)
..... 48 50,880
PDC Energy, Inc.:
6.13%, 09/15/24 ................. 35 35,525
6.25%, 12/01/25 ................. 5 5,075
Phillips 66, 0.90%, 02/15/24 .......... 145 145,037
Pioneer Natural Resources Co.:
0.55%, 05/15/23 ................. 170 170,173
0.25%, 05/15/25
(g)
................ 106 171,084
1.13%, 01/15/26 ................. 265 261,602
4.45%, 01/15/26 ................. 50 55,786
1.90%, 08/15/30 ................. 65 62,192
2.15%, 01/15/31 ................. 115 111,827
Plains All American Pipeline LP:
3.65%, 06/01/22 ................. 200 202,628
4.30%, 01/31/43 ................. 120 123,222
Range Resources Corp.:
4.88%, 05/15/25 ................. 11 11,614
9.25%, 02/01/26 ................. 21 22,891
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 76 77,140
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 ................. 255 283,996
5.63%, 03/01/25 ................. 210 238,339
4.20%, 03/15/28 ................. 95 106,067
SM Energy Co.:
10.00%, 01/15/25
(b)
............... 212 236,461
5.63%, 06/01/25 ................. 22 22,126
6.75%, 09/15/26 ................. 38 38,809
6.50%, 07/15/28 ................. 28 28,989
Southwestern Energy Co.:
6.45%, 01/23/25
(l)
................ 14 15,415
8.38%, 09/15/28 ................. 37 41,911
5.38%, 02/01/29
(b)
................ 168 179,728
Spectra Energy Partners LP, 3.50%, 03/15/25 300 321,787
Sunoco LP:
6.00%, 04/15/27 ................. 11 11,454
5.88%, 03/15/28 ................. 22 23,210
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
222 227,273
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 45 48,520
6.88%, 01/15/29 ................. 51 57,144
5.50%, 03/01/30 ................. 207 226,342
4.88%, 02/01/31 ................. 96 103,560
4.00%, 01/15/32
(b)
................ 6 6,201
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 11,621
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 35 36,619
TransCanada PipeLines Ltd.
(c)
:
4.63%, 03/01/34 ................. 15 17,669
7.63%, 01/15/39 ................. 20 30,941
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 156,476
Valero Energy Corp.:
2.70%, 04/15/23 ................. 200 206,445
1.20%, 03/15/24 ................. 820 829,168
4.00%, 04/01/29 ................. 20 21,988
Venture Global Calcasieu Pass LLC
(b)
:
3.88%, 08/15/29 ................. 297 305,925
4.13%, 08/15/31 ................. 263 274,177
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
205 221,273
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP:
4.75%, 08/15/28 ................. USD 8 $ 8,722
5.45%, 04/01/44 ................. 296 339,997
5.30%, 03/01/48 ................. 73 84,133
5.50%, 08/15/48 ................. 23 26,910
6.50%, 02/01/50
(l)
................ 352 414,227
Williams Cos., Inc. (The):
3.35%, 08/15/22 ................. 360 366,540
3.70%, 01/15/23 ................. 225 232,382
4.30%, 03/04/24 ................. 125 134,196
4.55%, 06/24/24 ................. 150 163,643
3.90%, 01/15/25 ................. 100 108,047
3.75%, 06/15/27 ................. 195 214,725
37,589,384
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
(b)
:
3.73%, 07/15/23 ................. 25 26,233
1.75%, 09/30/25 ................. 160 163,791
0.95%, 05/15/26 ................. 175 172,756
Suzano Austria GmbH, 2.50%, 09/15/28
(c)
.. 115 111,838
474,618
Personal Products — 0.0%
(b)
Edgewell Personal Care Co., 5.50%, 06/01/28 18 19,010
Prestige Brands, Inc., 3.75%, 04/01/31 .... 52 50,180
69,190
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC
(c)
:
0.70%, 05/28/24 ................. 600 600,810
2.25%, 05/28/31 ................. 45 45,707
Bausch Health Americas, Inc., 9.25%,
04/01/26
(b)
.................... 20 21,360
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 ................. 109 115,047
5.75%, 08/15/27 ................. 57 59,707
5.00%, 01/30/28 ................. 12 11,385
4.88%, 06/01/28 ................. 83 86,009
5.00%, 02/15/29 ................. 208 193,700
6.25%, 02/15/29 ................. 222 219,673
7.25%, 05/30/29 ................. 245 251,088
5.25%, 01/30/30 ................. 130 121,225
Bayer US Finance II LLC
(b)(c)
:
2.20%, 07/15/22 ................. 30 30,315
4.25%, 12/15/25 ................. 400 442,179
Bayer US Finance LLC, 3.38%, 10/08/24
(b)(c)
400 426,096
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 ................. 61 64,766
3.40%, 07/26/29 ................. 30 33,250
Catalent Pharma Solutions, Inc.
(b)
:
5.00%, 07/15/27 ................. 101 104,914
3.13%, 02/15/29 ................. 63 61,863
3.50%, 04/01/30 ................. 175 175,000
Elanco Animal Health, Inc., 5.90%, 08/28/28
(l)
8 9,360
Endo DAC, 9.50%, 07/31/27
(b)
......... 212 212,471
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 231 231,000
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 203 210,369
Johnson & Johnson:
3.55%, 03/01/36 ................. 25 28,812
3.63%, 03/03/37 ................. 100 115,296
Merck & Co., Inc., 3.40%, 03/07/29 ...... 50 55,348
Organon & Co.
(b)
:
4.13%, 04/30/28 ................. 404 412,080
5.13%, 04/30/31 ................. 200 210,070
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 96 99,715

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
USD 450 $ 458,437
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23 ................. 1,320 1,376,097
3.20%, 09/23/26 ................. 300 323,600
Takeda Pharmaceutical Co. Ltd.
(c)
:
4.40%, 11/26/23 ................. 425 457,978
3.18%, 07/09/50 ................. 400 405,351
Wyeth LLC, 5.95%, 04/01/37 .......... 70 98,526
7,768,604
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 29 29,870
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 18 18,630
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 134 133,162
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 157 164,654
10.25%, 02/15/27 ................ 73 78,475
Jaguar Holding Co. II
(b)
:
4.63%, 06/15/25 ................. 8 8,310
5.00%, 06/15/28 ................. 397 427,307
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 23 23,769
Verisk Analytics, Inc., 4.13%, 09/12/22 .... 50 51,769
935,946
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 95 103,075
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
141 147,345
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 36 35,955
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 ................. 6 6,322
4.13%, 02/01/29 ................. 117 117,146
4.38%, 02/01/31 ................. 60 60,355
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 52 52,793
Realogy Group LLC
(b)
:
7.63%, 06/15/25 ................. 9 9,612
5.75%, 01/15/29 ................. 97 100,614
633,217
Road & Rail — 0.6%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
37 39,105
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40 ................. 5 7,008
5.15%, 09/01/43 ................. 125 168,852
4.90%, 04/01/44 ................. 90 117,721
3.55%, 02/15/50 ................. 75 84,107
3.30%, 09/15/51 ................. 75 80,858
Canadian Pacific Railway Co., 2.05%,
03/05/30
(c)
.................... 30 29,627
CSX Corp.:
3.25%, 06/01/27 ................. 60 65,378
3.80%, 03/01/28 ................. 75 83,833
4.30%, 03/01/48 ................. 80 97,039
2.50%, 05/15/51 ................. 75 68,094
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 81 84,013
Norfolk Southern Corp.:
2.90%, 06/15/26 ................. 175 187,241
3.80%, 08/01/28 ................. 160 179,104
2.55%, 11/01/29 ................. 70 72,716
4.15%, 02/28/48 ................. 30 35,462
3.05%, 05/15/50 ................. 205 204,337
Penske Truck Leasing Co. LP
(b)
:
2.70%, 03/14/23 ................. 265 272,492
3.90%, 02/01/24 ................. 345 367,753
4.00%, 07/15/25 ................. 820 896,168
1.20%, 11/15/25 ................. 100 98,840
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Ryder System, Inc.:
3.40%, 03/01/23 ................. USD 100 $ 103,870
3.88%, 12/01/23 ................. 250 266,938
3.65%, 03/18/24 ................. 125 133,341
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 122 130,052
0.00%, 12/15/25
(g)(h)
............... 596 579,688
8.00%, 11/01/26 ................. 26 27,479
7.50%, 09/15/27 ................. 250 272,969
6.25%, 01/15/28 ................. 140 150,148
4.50%, 08/15/29 ................. 176 177,210
Union Pacific Corp.:
3.25%, 08/15/25 ................. 100 107,588
3.55%, 08/15/39 ................. 115 127,994
4.30%, 03/01/49 ................. 10 12,254
3.80%, 10/01/51 ................. 130 150,145
3.95%, 08/15/59 ................. 25 29,222
3.84%, 03/20/60
(b)
................ 100 114,729
3.84%, 03/20/60 ................. 263 301,737
5,925,112
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.:
2.88%, 06/01/23 ................. 200 207,045
3.13%, 12/05/23 ................. 25 26,287
2.80%, 10/01/41 ................. 70 70,009
2.95%, 10/01/51 ................. 70 69,976
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 307,747
Broadcom Corp., 3.88%, 01/15/27 ...... 375 412,095
Broadcom, Inc.:
4.70%, 04/15/25 ................. 580 646,191
3.15%, 11/15/25 ................. 230 245,820
4.75%, 04/15/29 ................. 450 516,802
3.42%, 04/15/33
(b)
................ 630 652,158
3.47%, 04/15/34
(b)
................ 195 200,799
Entegris, Inc.
(b)
:
4.38%, 04/15/28 ................. 55 57,613
3.63%, 05/01/29 ................. 37 37,745
Intel Corp.:
2.45%, 11/15/29 ................. 84 87,609
2.80%, 08/12/41 ................. 35 34,892
4.75%, 03/25/50 ................. 10 13,067
3.05%, 08/12/51 ................. 155 153,979
3.10%, 02/15/60 ................. 20 19,677
3.20%, 08/12/61 ................. 55 55,293
KLA Corp.:
4.65%, 11/01/24 ................. 144 158,834
4.10%, 03/15/29 ................. 185 210,543
3.30%, 03/01/50 ................. 268 281,972
Lam Research Corp.:
3.80%, 03/15/25 ................. 270 294,207
3.75%, 03/15/26 ................. 110 122,025
1.90%, 06/15/30 ................. 15 14,955
4.88%, 03/15/49 ................. 20 26,960
2.88%, 06/15/50 ................. 25 25,069
Microchip Technology, Inc.:
0.13%, 11/15/24
(g)
................ 97 109,653
1.63%, 02/15/25
(g)
................ 15 50,869
4.25%, 09/01/25 ................. 126 131,762
1.63%, 02/15/27
(g)
................ 36 82,205
NVIDIA Corp., 3.50%, 04/01/40 ........ 152 168,562
NXP BV
(b)(c)
:
4.88%, 03/01/24 ................. 335 365,268
2.70%, 05/01/25 ................. 235 245,032
5.35%, 03/01/26 ................. 100 115,175
3.15%, 05/01/27 ................. 100 106,664

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.55%, 12/01/28 ................. USD 120 $ 144,848
4.30%, 06/18/29 ................. 76 86,060
2.50%, 05/11/31 ................. 560 565,212
3.25%, 05/11/41 ................. 90 92,323
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
70 72,275
QUALCOMM, Inc.:
4.80%, 05/20/45 ................. 50 65,720
4.30%, 05/20/47 ................. 79 98,046
3.25%, 05/20/50 ................. 50 53,541
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 66 67,523
Texas Instruments, Inc.:
1.13%, 09/15/26 ................. 25 24,978
2.70%, 09/15/51 ................. 80 78,704
7,673,789
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 128 133,760
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 185 188,252
Autodesk, Inc.:
3.60%, 12/15/22 ................. 50 51,438
3.50%, 06/15/27 ................. 75 82,194
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 ................. 97 103,533
9.13%, 03/01/26 ................. 268 281,014
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 158 164,123
Castle US Holding Corp., 9.50%, 02/15/28
(b)
54 56,430
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 535 539,013
Clarivate Science Holdings Corp.
(b)
:
3.88%, 07/01/28 ................. 148 148,000
4.88%, 07/01/29 ................. 195 195,380
Consensus Cloud Solutions, Inc.
(b)
:
6.00%, 10/15/26 ................. 27 27,743
6.50%, 10/15/28 ................. 24 24,906
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 107 106,642
Elastic NV, 4.13%, 07/15/29
(b)
......... 142 142,710
Microsoft Corp.:
3.45%, 08/08/36 ................. 129 147,618
4.25%, 02/06/47 ................. 50 63,796
2.53%, 06/01/50 ................. 151 145,301
2.92%, 03/17/52 ................. 561 579,960
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 121 122,210
NCR Corp.
(b)
:
5.00%, 10/01/28 ................. 35 35,763
5.13%, 04/15/29 ................. 36 37,125
6.13%, 09/01/29 ................. 173 187,705
5.25%, 10/01/30 ................. 36 37,747
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)(c)
77 79,118
Oracle Corp.:
2.50%, 04/01/25 ................. 230 240,608
1.65%, 03/25/26 ................. 755 765,727
2.65%, 07/15/26 ................. 65 68,499
2.95%, 04/01/30 ................. 250 261,884
3.90%, 05/15/35 ................. 25 27,521
3.85%, 07/15/36 ................. 5 5,432
3.60%, 04/01/40 ................. 300 311,103
3.65%, 03/25/41 ................. 136 140,657
4.13%, 05/15/45 ................. 100 107,679
4.00%, 07/15/46 ................. 164 173,738
4.00%, 11/15/47 ................. 285 304,343
3.60%, 04/01/50 ................. 705 705,845
3.95%, 03/25/51 ................. 166 175,067
3.85%, 04/01/60 ................. 80 81,293
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 95 97,494
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 143 141,570
Security
Par (000)
Par (000) Value
Software (continued)
salesforce.com, Inc.:
0.63%, 07/15/24 ................. USD 115 $ 115,218
2.70%, 07/15/41 ................. 95 94,719
2.90%, 07/15/51 ................. 105 104,737
3.05%, 07/15/61 ................. 55 55,640
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
457 482,561
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 563 585,520
VMware, Inc.:
1.40%, 08/15/26 ................. 180 179,190
2.20%, 08/15/31 ................. 590 576,883
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
140 139,300
9,623,709
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 23 23,604
4.75%, 03/01/30 ................. 31 32,356
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(k)
. 20 18,986
Carvana Co.
(b)
:
5.50%, 04/15/27 ................. 100 102,070
4.88%, 09/01/29 ................. 84 83,185
eG Global Finance plc, 6.75%, 02/07/25
(b)(c)
. 400 409,000
Gap, Inc. (The)
(b)
:
3.63%, 10/01/29 ................. 37 37,092
3.88%, 10/01/31 ................. 29 29,000
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
28 28,490
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 90 91,012
Home Depot, Inc. (The):
0.90%, 03/15/28 ................. 150 143,648
2.70%, 04/15/30 ................. 100 105,806
4.25%, 04/01/46 ................. 40 49,006
3.90%, 06/15/47 ................. 75 88,251
4.50%, 12/06/48 ................. 120 153,958
3.35%, 04/15/50 ................. 150 162,281
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 40,073
L Brands, Inc.:
6.63%, 10/01/30
(b)
................ 46 52,210
6.88%, 11/01/35 ................. 82 102,910
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 163 162,918
LCM Investments Holdings II LLC:
4.88%, 05/01/29
(b)
................ 111 113,894
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 50 51,898
Lowe's Cos., Inc.:
3.70%, 04/15/46 ................. 237 258,882
4.55%, 04/05/49 ................. 70 87,076
5.13%, 04/15/50 ................. 25 33,802
3.00%, 10/15/50 ................. 160 156,021
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 35,997
National Vision Holdings, Inc., 2.50%,
05/15/25
(g)
.................... 92 176,662
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 14 14,403
3.75%, 06/15/29 ................. 26 26,146
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 503 548,899
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 87 91,350
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 ................. 164 167,313
6.13%, 07/01/29 ................. 131 134,930
Staples, Inc.
(b)
:
7.50%, 04/15/26 ................. 374 379,320
10.75%, 04/15/27 ................ 67 65,241
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 273 288,015

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... USD 73 $ 75,373
4,621,078
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
1.20%, 02/08/28 ................. 130 127,358
2.20%, 09/11/29 ................. 60 61,780
4.50%, 02/23/36 ................. 75 93,990
4.38%, 05/13/45 ................. 20 25,197
4.65%, 02/23/46 ................. 325 422,957
3.85%, 08/04/46 ................. 230 268,943
3.75%, 09/12/47 ................. 130 150,303
2.65%, 05/11/50 ................. 120 115,369
2.65%, 02/08/51 ................. 135 129,142
2.70%, 08/05/51 ................. 110 106,068
Dell International LLC:
6.02%, 06/15/26 ................. 167 198,651
8.35%, 07/15/46 ................. 150 243,279
HP, Inc., 1.45%, 06/17/26
(b)
........... 555 552,024
2,495,061
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.:
4.25%, 03/15/29 ................. 54 55,570
4.13%, 08/15/31 ................. 75 75,562
Hanesbrands, Inc., 5.38%, 05/15/25 ..... 6 6,281
Levi Strauss & Co., 3.50%, 03/01/31 ..... 38 38,380
William Carter Co. (The), 5.50%, 05/15/25 .. 9 9,457
Wolverine World Wide, Inc., 4.00%, 08/15/29 38 38,380
223,630
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)(c)
......... 500 516,260
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 318 347,183
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 71 64,363
Ladder Capital Finance Holdings LLLP
(b)
:
4.25%, 02/01/27 ................. 67 66,330
4.75%, 06/15/29 ................. 52 51,633
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 55,487
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 75 78,510
5.50%, 08/15/28 ................. 58 59,740
5.13%, 12/15/30 ................. 44 44,097
Rocket Mortgage LLC
(b)
:
2.88%, 10/15/26 ................. 71 69,381
4.00%, 10/15/33 ................. 72 71,460
1,424,444
Tobacco — 0.4%
Altria Group, Inc.:
2.35%, 05/06/25 ................. 340 352,527
4.80%, 02/14/29 ................. 130 149,394
2.45%, 02/04/32 ................. 75 71,867
5.38%, 01/31/44 ................. 130 153,039
5.95%, 02/14/49 ................. 455 576,244
4.00%, 02/04/61 ................. 30 28,733
BAT Capital Corp.
(c)
:
2.79%, 09/06/24 ................. 510 536,344
4.70%, 04/02/27 ................. 155 175,099
3.56%, 08/15/27 ................. 257 276,901
2.26%, 03/25/28 ................. 300 297,757
4.39%, 08/15/37 ................. 75 80,552
3.73%, 09/25/40 ................. 195 188,132
4.76%, 09/06/49 ................. 90 97,290
Philip Morris International, Inc., 1.50%,
05/01/25 ..................... 250 253,682
Security
Par (000)
Par (000) Value
Tobacco (continued)
Reynolds American, Inc.
(c)
:
4.45%, 06/12/25 ................. USD 250 $ 275,605
7.00%, 08/04/41 ................. 98 128,983
3,642,149
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
3.75%, 02/01/22 ................. 100 100,520
3.88%, 07/03/23 ................. 300 315,406
4.25%, 02/01/24 ................. 350 375,645
2.30%, 02/01/25 ................. 100 102,715
3.38%, 07/01/25 ................. 195 207,081
2.88%, 01/15/26 ................. 100 104,489
1.88%, 08/17/26 ................. 830 827,102
Aviation Capital Group LLC
(b)
:
2.88%, 01/20/22 ................. 100 100,522
3.88%, 05/01/23 ................. 110 114,780
1.95%, 09/20/26 ................. 445 440,281
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
38 37,762
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 24 24,705
9.75%, 08/01/27 ................. 14 15,855
5.50%, 05/01/28 ................. 107 107,720
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 66 64,680
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 15,938
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 116 121,710
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 170 175,868
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 160 170,741
7.25%, 06/15/28 ................. 213 235,897
3,659,417
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... 37 39,651
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 04/22/49
(c)
400 487,010
Connect Finco SARL, 6.75%, 10/01/26
(b)(c)
.. 1,050 1,098,562
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 59 66,523
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(k)
......... 113 102,617
Rogers Communications, Inc.
(c)
:
4.30%, 02/15/48 ................. 26 29,012
4.35%, 05/01/49 ................. 18 20,490
3.70%, 11/15/49 ................. 61 63,368
Sprint Corp.:
7.88%, 09/15/23 ................. 23 25,699
7.13%, 06/15/24 ................. 26 29,593
7.63%, 03/01/26 ................. 58 70,280
T-Mobile USA, Inc.:
3.50%, 04/15/25 ................. 40 43,092
1.50%, 02/15/26 ................. 766 768,519
2.25%, 02/15/26
(b)
................ 320 323,600
2.25%, 02/15/26 ................. 265 267,981
4.75%, 02/01/28 ................. 12 12,750
2.63%, 02/15/29 ................. 91 91,961
2.88%, 02/15/31 ................. 165 166,403
3.50%, 04/15/31
(b)
................ 137 144,485
3.50%, 04/15/31 ................. 185 195,108
4.38%, 04/15/40 ................. 215 247,716
3.00%, 02/15/41 ................. 40 38,701
4.50%, 04/15/50 ................. 120 139,892

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.30%, 02/15/51 ................. USD 85 $ 82,183
3.40%, 10/15/52
(b)
................ 75 73,147
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
(c)
......................... 400 408,672
Vodafone Group plc
(c)
:
6.15%, 02/27/37 ................. 125 170,994
5.25%, 05/30/48 ................. 166 214,866
4.88%, 06/19/49 ................. 25 31,171
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 629,976
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. 265 268,975
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%),
5.13%, 06/04/81
(a)
.............. 240 247,234
6,560,580
Total Corporate Bonds — 41.1%
(Cost: $373,150,146) ............................. 381,447,477
Equity-Linked Notes — 7.3%
Air Freight & Logistics — 0.1%
(b)
JPMorgan Structured Products BV (United
Parcel Service, Inc.), 9.67%, 10/28/21
(f)
.. 3 635,544
Royal Bank of Canada (FedEx Corp.),
12.15%, 11/23/21
(c)
............... 2 513,551
1,149,095
Airlines — 0.0%
Citigroup Global Markets Holdings, Inc. (United
Airlines Holdings, Inc.), 15.63%, 10/14/21
(b)
2 86,248
Auto Components — 0.0%
Merrill Lynch International & Co. (Goodyear Tire
& Rubber Co. (The)), 18.10%, 10/29/21 .. 8 135,863
Automobiles — 0.2%
Credit Suisse AG (General Motors Co.),
12.75%, 11/23/21
(c)
............... 11 563,795
Nomura Holdings, Inc. (Ford Motor Co.),
14.13%, 10/28/21
(c)
............... 49 669,719
Royal Bank of Canada (Volkswagen AG),
15.13%, 11/10/21 ................ 2 446,243
1,679,757
Banks — 0.2%
Citigroup Global Markets Holdings, Inc.
(Signature Bank), 11.81%, 10/20/21
(b)
... —
(m)
96,881
Credit Suisse AG (Citizens Financial Group,
Inc.), 16.60%, 11/23/21
(c)
............ 8 343,957
Royal Bank of Canada (Bank of America
Corp.), 13.63%, 11/01/21
(b)(c)
......... 5 219,562
Royal Bank of Canada (Citigroup, Inc.),
12.20%, 11/01/21
(b)(c)
.............. 4 281,404
Royal Bank of Canada (First Republic Bank),
12.26%, 11/03/21
(b)(c)
.............. 1 210,444
Royal Bank of Canada (JPMorgan Chase &
Co.), 11.03%, 11/01/21
(b)(c)
........... 5 735,504
Royal Bank of Canada (Wells Fargo & Co.),
13.14%, 11/01/21
(b)(c)
.............. 4 209,054
2,096,806
Beverages — 0.1%
Citigroup Global Markets Holdings, Inc. (Coca-
Cola Co. (The)), 6.71%, 10/22/21
(b)
..... 6 324,359
Citigroup Global Markets Holdings, Inc.
(PepsiCo, Inc.), 6.58%, 10/01/21
(b)
..... 2 341,672
Security
Par (000)
Par (000) Value
Beverages (continued)
Credit Suisse AG (Anheuser-Busch InBev SA),
14.20%, 11/10/21 ................ EUR 4 $ 206,778
Societe Generale SA (Keurig Dr Pepper, Inc.),
11.47%, 10/06/21
(c)
............... USD 10 349,845
1,222,654
Building Products — 0.0%
BNP Paribas SA (Owens Corning),
12.46%, 10/28/21
(c)
............... 1 75,179
Merrill Lynch International & Co. (Masco Corp.),
12.50%, 10/28/21 ................ 3 184,638
259,817
Capital Markets — 0.2%
Barclays Bank plc (Evercore, Inc.),
12.88%, 10/21/21
(c)
............... 1 79,664
Credit Suisse AG (Nasdaq, Inc.),
7.20%, 10/21/21
(c)
................ 1 134,184
JPMorgan Structured Products BV (Morgan
Stanley), 11.82%, 11/16/21
(b)(f)
........ 3 265,817
JPMorgan Structured Products BV (United
States Steel Corp.), 15.98%, 10/22/21
(b)(f)
. 24 529,973
Nomura Bank International plc (Charles
SchwabCorp. (The)), 11.98%, 10/15/21
(c)
. 2 136,787
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 13.14%, 11/01/21
(b)(c)
...... 1 335,727
1,482,152
Chemicals — 0.2%
Barclays Bank plc (Dow, Inc.):
13.59%, 10/22/21
(c)
............... 3 149,793
14.60%, 10/22/21
(c)
............... 4 212,481
BNP Paribas SA (Ecolab, Inc.),
10.10%, 10/27/21
(c)
............... 1 309,984
BNP Paribas SA (Sherwin-Williams Co. (The)),
6.40%, 10/27/21
(c)
................ 1 153,443
Goldman Sachs International (PPG Industries,
Inc.), 12.27%, 10/20/21 ............. 1 191,816
Royal Bank of Canada (LyondellBasell
Industries NV), 13.58%, 11/23/21
(b)(c)
.... 5 433,929
Royal Bank of Canada (Mosaic Co. (The)),
16.28%, 11/02/21
(b)(c)
.............. 4 129,684
1,581,130
Communications Equipment — 0.0%
Royal Bank of Canada (Cisco Systems, Inc.),
8.12%, 11/09/21
(b)(c)
............... 5 265,397
Construction Materials — 0.0%
(c)
BNP Paribas SA (Martin Marietta Materials,
Inc.), 14.12%, 10/29/21
(b)
........... —
(m)
157,962
Credit Suisse AG (Vulcan Materials Co.),
10.60%, 11/08/21 ................ 1 121,506
279,468
Consumer Finance — 0.1%
BNP Paribas SA (American Express Co.),
14.23%, 10/21/21
(c)
............... 1 211,565
BNP Paribas SA (Discover Financial Services):
12.60%, 10/21/21
(c)
............... 2 222,628
14.01%, 10/21/21
(c)
............... 1 156,221
Citigroup Global Markets Holdings, Inc. (Ally
Financial, Inc.):
11.55%, 10/15/21
(c)
............... 2 82,364
9.35%, 10/20/21
(b)
................ 4 220,681
Merrill Lynch International & Co. (Synchrony
Financial), 7.99%, 10/20/21 .......... 4 184,891
1,078,350

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
Royal Dutch Shell plc (International Paper Co.),
11.93%, 10/27/21
(b)(c)
.............. USD 4 $ 197,811
Diversified Consumer Services — 0.3%
Barclays Bank plc (Russell 2000 Index):
8.41%, 10/05/21
(b)
................ 1 1,282,128
6.24%, 10/25/21
(c)
................ —
(m)
1,074,965
7.12%, 11/08/21
(c)
................ —
(m)
360,517
8.37%, 11/26/21
(c)
................ —
(m)
360,743
3,078,353
Diversified Telecommunication Services — 0.1%
BNP Paribas SA (AT&T, Inc.),
11.49%, 10/22/21
(c)
............... 16 419,341
Citigroup Global Markets Holdings, Inc.
(Verizon Communications, Inc.),
7.34%, 10/20/21
(b)
................ 12 621,105
Societe Generale SA (DTE Energy Co.),
12.44%, 10/27/21
(c)
............... 2 188,336
1,228,782
Electronic Equipment, Instruments & Components — 0.1%
(c)
BNP Paribas SA (Flex Ltd.), 12.41%, 11/01/21
(b)
6 98,654
Royal Bank of Canada (Zebra Technologies
Corp.), 13.04%, 11/23/21
(b)
.......... —
(m)
184,252
Royal Dutch Shell plc (Corning, Inc.),
11.01%, 10/27/21 ................ 9 319,572
602,478
Entertainment — 0.1%
Citigroup Global Markets Holdings, Inc. (Netflix,
Inc.):
10.40%, 10/20/21
(b)
............... 1 326,826
13.29%, 12/01/21 ................ 1 454,290
Royal Bank of Canada (Walt Disney Co. (The)),
10.72%, 11/12/21
(b)(c)
.............. 1 249,290
1,030,406
Equity Real Estate Investment Trusts (REITs) — 0.1%
BNP Paribas SA (Invitation Homes, Inc.),
11.65%, 10/28/21
(b)(c)
.............. 8 292,800
Citigroup Global Markets Holdings, Inc.
(Prologis, Inc.), 8.51%, 10/20/21
(b)
..... 1 128,249
Societe Generale SA (SL Green Realty Corp.),
16.82%, 10/21/21
(c)
............... 4 250,704
671,753
Food & Staples Retailing — 0.1%
Barclays Bank plc (Walgreens Boots Alliance,
Inc.), 13.56%, 10/15/21
(c)
........... 3 153,864
JPMorgan Structured Products BV (Walmart,
Inc.), 9.43%, 10/06/21
(b)(f)
........... 4 496,187
650,051
Food Products — 0.2%
BNP Paribas SA (Archer-Daniels-Midland Co.),
11.08%, 10/28/21
(c)
............... 5 273,535
BNP Paribas SA (Conagra Brands, Inc.),
14.10%, 11/03/21
(c)
............... 6 216,491
Credit Suisse AG (Mondelez International, Inc.),
9.35%, 11/23/21
(c)
................ 10 572,093
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 15.03%, 10/06/21
(b)(f)
....... 12 454,192
1,516,311
Health Care Equipment & Supplies — 0.4%
BNP Paribas SA (Abbott Laboratories):
9.78%, 10/18/21
(c)
................ 4 501,551
10.16%, 10/21/21 ................ 2 267,055
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
BNP Paribas SA (Boston Scientific Corp.),
13.60%, 10/27/21
(c)
............... USD 9 $ 390,388
BNP Paribas SA (Danaher Corp.):
12.00%, 10/18/21
(b)
............... 2 510,500
8.36%, 10/22/21
(b)
................ 1 306,377
8.60%, 10/22/21
(c)
................ 2 451,686
BNP Paribas SA (IDEXX Laboratories, Inc.),
11.06%, 10/18/21
(c)
............... 1 395,488
Citigroup Global Markets Holdings, Inc.
(Medtronic plc), 11.54%, 10/18/21
(b)
.... 3 346,627
3,169,672
Health Care Providers & Services — 0.3%
Barclays Bank plc (CVS Health Corp.),
9.82%, 10/18/21
(c)
................ 8 645,090
Barclays Bank plc (Laboratory Corp. of America
Holdings), 12.86%, 10/18/21
(c)
........ 1 396,012
BNP Paribas SA (Cigna Corp.),
14.81%, 10/18/21
(c)
............... 3 518,105
Citigroup Global Markets Holdings, Inc.
(Anthem, Inc.), 9.02%, 10/21/21
(b)
...... 1 337,532
Goldman Sachs International (UnitedHealth
Group, Inc.), 12.66%, 10/14/21 ....... 1 311,793
Royal Bank of Canada (AmerisourceBergen
Corp.), 9.36%, 11/05/21
(b)(c)
.......... 1 122,037
Royal Bank of Canada (McKesson Corp.),
12.29%, 11/23/21
(b)(c)
.............. 1 286,018
2,616,587
Hotels, Restaurants & Leisure — 0.3%
Barclays Bank plc (Airbnb, Inc.),
14.00%, 11/16/21
(c)
............... 3 502,675
BNP Paribas SA (McDonald's Corp.),
5.37%, 11/09/21
(c)
................ 1 335,519
Citigroup Global Markets Holdings, Inc.
(Starbucks Corp.):
8.02%, 10/29/21
(b)
................ 3 342,824
10.63%, 11/17/21
(c)
............... 2 229,372
Goldman Sachs International (Chipotle Mexican
Grill, Inc.), 10.74%, 10/21/21 ......... —
(m)
195,269
JPMorgan Structured Products BV (Darden
Restaurants, Inc.), 15.10%, 11/08/21
(b)(f)
.. 3 411,123
Royal Bank of Canada (Wendy's Co. (The)),
12.82%, 11/23/21
(b)(c)
.............. 4 93,643
Societe Generale SA (Aramark),
21.54%, 11/17/21
(c)
............... 4 126,333
2,236,758
Household Durables — 0.1%
Barclays Bank plc (Lennar Corp.),
14.10%, 11/08/21
(c)
............... 4 387,946
BNP Paribas SA (PulteGroup, Inc.),
17.86%, 10/26/21
(c)
............... 4 187,852
BNP Paribas SA (Whirlpool Corp.),
11.04%, 10/21/21
(c)
............... 1 167,105
Credit Suisse AG (Tempur Sealy International,
Inc.):
14.57%, 10/29/21
(c)
............... 2 83,219
20.55%, 10/29/21
(c)
............... 3 118,703
JPMorgan Structured Products BV (DR Horton,
Inc.), 11.86%, 11/10/21
(b)(f)
........... 2 179,332
Royal Bank of Canada (Newell Brands, Inc.),
13.68%, 10/29/21
(b)(c)
.............. 4 91,444
1,215,601
Household Products — 0.0%
JPMorgan Structured Products BV (Procter &
Gamble Co. (The)), 3.36%, 10/19/21
(b)(f)
.. 2 289,916

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
(c)
BNP Paribas SA (3M Co.), 8.94%, 10/26/21 . USD 3 $ 478,638
BNP Paribas SA (General Electric Co.),
15.96%, 10/28/21 ................ 6 575,624
1,054,262
Insurance — 0.2%
Barclays Bank plc (Progressive Corp. (The)),
9.09%, 10/14/21
(c)
................ 2 190,846
BNP Paribas SA (Willis Towers Watson plc),
11.42%, 10/29/21
(c)
............... 1 121,836
Citigroup Global Markets Holdings, Inc.
(MetLife, Inc.), 15.07%, 11/23/21
(b)
..... 8 503,590
JPMorgan Structured Products BV (Travelers
Cos., Inc. (The)), 11.84%, 10/06/21
(b)(f)
... 3 449,778
Royal Bank of Canada (Marsh & McLennan
Cos., Inc.):
5.36%, 10/29/21
(b)(c)
............... 1 157,269
7.31%, 10/29/21
(c)
................ 1 178,555
1,601,874
Interactive Media & Services — 0.4%
(b)(c)
BNP Paribas SA (Alphabet, Inc.):
9.69%, 10/15/21
(f)
................ —
(m)
692,267
6.99%, 10/29/21
(c)
................ —
(m)
758,228
10.97%, 11/17/21
(c)
............... —
(m)
585,578
9.44%, 12/01/21 ................. —
(m)
884,380
JPMorgan Structured Products BV (Facebook,
Inc.):
11.43%, 10/06/21
(f)
................ 1 264,349
10.21%, 10/29/21
(c)
............... 2 730,675
3,915,477
Internet & Direct Marketing Retail — 0.2%
BNP Paribas SA (eBay, Inc.),
19.56%, 10/28/21
(c)
............... 1 80,299
JPMorgan Structured Products BV (Amazon.
com, Inc.):
10.10%, 10/04/21
(c)
............... —
(m)
690,637
8.60%, 12/01/21
(b)(f)
............... —
(m)
1,057,031
1,827,967
IT Services — 0.2%
BNP Paribas SA (Visa, Inc.), 7.96%, 10/28/21
(c)
1 200,086
Citigroup Global Markets Holdings, Inc.
(Automatic Data Processing, Inc.),
4.93%, 10/28/21
(b)
................ 1 162,341
Credit Suisse AG (Global Payments, Inc.),
13.30%, 11/23/21
(c)
............... 4 569,827
JPMorgan Structured Products BV (PayPal
Holdings, Inc.), 9.06%, 11/02/21
(b)(f)
..... 2 559,373
Merrill Lynch International & Co. (International
Business Machines Corp.), 9.17%, 10/20/21 2 218,295
Royal Bank of Canada (Square, Inc.),
15.89%, 11/23/21
(b)(c)
.............. 2 491,919
2,201,841
Life Sciences Tools & Services — 0.2%
(c)
BNP Paribas SA (Charles River Laboratories
International, Inc.):
12.47%, 10/18/21
(c)
............... 1 223,031
14.60%, 10/29/21
(c)
............... —
(m)
76,719
BNP Paribas SA (Thermo Fisher Scientific,
Inc.):
10.81%, 10/18/21
(c)
............... 1 727,423
9.46%, 10/21/21
(b)
................ 1 369,404
1,396,577
Security
Par (000)
Par (000) Value
Machinery — 0.3%
BNP Paribas SA (Colfax Corp.),
13.82%, 11/01/21
(b)(c)
.............. USD 2 $ 101,223
BNP Paribas SA (PACCAR, Inc.),
9.66%, 10/20/21
(c)
................ 5 361,800
BNP Paribas SA (Stanley Black & Decker, Inc.),
11.97%, 10/27/21
(c)
............... 2 351,561
Citigroup Global Markets Holdings, Inc.
(Caterpillar, Inc.), 13.24%, 10/29/21
(b)
... 1 230,659
Credit Suisse AG (Cummins, Inc.),
8.25%, 10/28/21
(c)
................ 2 474,580
JPMorgan Structured Products BV (Parker-
Hannifin Corp.), 10.02%, 11/02/21
(b)(f)
... 2 469,882
Merrill Lynch International & Co. (Ingersoll
Rand, Inc.), 12.54%, 11/02/21 ........ 5 263,803
2,253,508
Media — 0.1%
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 16.17%, 10/21/21
(c)
....... 2 81,204
BNP Paribas SA (Comcast Corp.):
14.53%, 10/29/21
(c)
............... 2 131,325
13.18%, 12/01/21
(b)
............... 8 437,289
Royal Bank of Canada (Omnicom Group, Inc.),
14.58%, 10/27/21
(b)(c)
.............. 2 121,989
Societe Generale SA (Altice USA, Inc.),
13.13%, 10/06/21
(c)
............... 8 172,765
Societe Generale SA (ViacomCBS, Inc.),
19.12%, 11/05/21
(c)
............... 3 118,042
1,062,614
Metals & Mining — 0.1%
Barclays Bank plc (Freeport-McMoRan, Inc.),
18.07%, 10/22/21
(c)
............... 18 600,774
Barclays Bank plc (Nucor Corp.):
16.70%, 10/22/21
(c)
............... 1 104,004
17.73%, 10/22/21
(c)
............... 2 180,859
HSBC Bank plc (ArcelorMittal SA),
12.40%, 11/10/21 ................ EUR 12 373,031
1,258,668
Oil, Gas & Consumable Fuels — 0.1%
Royal Bank of Canada (Williams Cos., Inc.
(The)), 10.91%, 11/23/21
(b)(c)
......... USD 14 371,511
Pharmaceuticals — 0.1%
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson)
(b)
:
6.65%, 10/14/21 ................. 4 625,574
9.58%, 10/18/21 ................. 2 323,032
948,606
Professional Services — 0.1%
Barclays Bank plc (ManpowerGroup, Inc.),
14.29%, 10/20/21
(c)
............... 1 79,682
Goldman Sachs International (Equifax, Inc.),
15.40%, 10/21/21 ................ —
(m)
114,586
Societe Generale SA (TransUnion),
8.51%, 10/27/21
(c)
................ 1 152,900
347,168
Road & Rail — 0.1%
BNP Paribas SA (Old Dominion Freight Line,
Inc.), 10.81%, 10/27/21
(c)
........... —
(m)
80,673
BNP Paribas SA (XPO Logistics, Inc.),
11.50%, 11/03/21
(b)(c)
.............. 2 189,363
Merrill Lynch International & Co. (CSX Corp.):
8.91%, 10/21/21
(c)
................ 5 147,809
10.13%, 10/21/21 ................ 5 159,934

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Royal Bank of Canada (Ryder System, Inc.),
12.28%, 10/27/21
(b)(c)
.............. USD 1 $ 82,601
Royal Bank of Canada (Union Pacific Corp.):
7.32%, 10/22/21
(b)(c)
............... 1 220,301
8.71%, 10/22/21
(c)
................ 1 117,176
997,857
Semiconductors & Semiconductor Equipment — 0.4%
Barclays Bank plc (Texas Instruments, Inc.),
15.06%, 11/03/21
(c)
............... 2 363,233
Credit Suisse AG (KLA Corp.),
12.20%, 10/27/21
(c)
............... 2 560,371
Credit Suisse AG (Lam Research Corp.):
16.80%, 10/21/21
(c)
............... —
(m)
201,070
12.45%, 10/22/21
(c)
............... 1 693,310
Credit Suisse AG (QUALCOMM, Inc.),
12.05%, 11/03/21
(c)
............... 3 336,434
Nomura Holdings, Inc. (Intel Corp.),
8.16%, 10/19/21
(c)
................ 8 429,705
Royal Bank of Canada (Applied Materials, Inc.),
14.44%, 11/16/21
(b)(c)
.............. 2 282,041
Royal Bank of Canada (NVIDIA Corp.),
13.84%, 11/16/21
(b)(c)
.............. 3 551,686
Royal Bank of Canada (Skyworks Solutions,
Inc.), 14.01%, 11/02/21
(b)(c)
........... 1 93,553
3,511,403
Software — 0.8%
BNP Paribas SA (Microsoft Corp.):
6.72%, 10/26/21 ................. 5 1,547,771
5.41%, 10/27/21
(b)(c)
............... 4 1,145,515
6.45%, 10/27/21
(c)
................ 3 781,756
7.57%, 11/17/21 ................. 5 1,547,724
BNP Paribas SA (Oracle Corp.),
15.41%, 10/28/21
(c)
............... 6 496,367
Citigroup Global Markets Holdings, Inc.
(DocuSign, Inc.), 13.47%, 12/01/21
(b)
... 2 562,265
Credit Suisse AG (ServiceNow, Inc.),
10.65%, 10/27/21
(c)
............... 1 395,789
Goldman Sachs International (salesforce.com,
Inc.), 10.73%, 12/01/21 ............. 2 418,976
Societe Generale SA (Adobe, Inc.),
9.06%, 11/08/21
(c)
................ 1 815,838
7,712,001
Specialty Retail — 0.2%
BNP Paribas SA (O'Reilly Automotive, Inc.),
5.98%, 10/28/21
(c)
................ —
(m)
125,663
JPMorgan Structured Products BV (Gap, Inc.
(The)), 20.85%, 11/24/21
(b)(f)
.......... 8 177,213
JPMorgan Structured Products BV (Home
Depot, Inc. (The)), 12.22%, 10/06/21
(b)(f)
.. 2 524,481
Merrill Lynch International & Co. (Tractor
Supply Co.), 10.30%, 10/21/21 ........ 1 182,972
Royal Dutch Shell plc (AutoZone, Inc.),
10.57%, 11/08/21
(c)
............... —
(m)
593,955
Societe Generale SA (RH), 20.19%, 12/09/21
(c)
—
(m)
205,999
1,810,283
Technology Hardware, Storage & Peripherals — 0.3%
BNP Paribas SA (Apple, Inc.):
11.27%, 10/29/21
(b)(c)
.............. 7 952,868
12.51%, 11/08/21
(b)(f)
............... 10 1,437,819
13.35%, 11/22/21 ................ 4 535,566
Goldman Sachs International (Seagate
Technology Holdings plc), 20.41%, 10/22/21 1 116,932
3,043,185
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.2%
Barclays Bank plc (Estee Lauder Cos., Inc.
(The)), 12.92%, 10/06/21
(c)
.......... USD 1 $ 426,724
BNP Paribas SA (Tapestry, Inc.),
13.94%, 11/12/21
(c)
............... 2 75,821
Credit Suisse AG (VF Corp.),
20.40%, 10/15/21
(c)
............... 1 82,969
HSBC Bank plc (Moelis & Co.),
12.20%, 11/10/21 ................ EUR 1 697,207
Royal Bank of Canada (Deckers Outdoor
Corp.), 16.21%, 10/29/21
(b)(c)
......... USD —
(m)
84,529
Royal Bank of Canada (Kering SA),
15.68%, 11/10/21 ................ —
(m)
330,776
1,698,026
Trading Companies & Distributors — 0.0%
Merrill Lynch International & Co. (United
Rentals, Inc.), 12.65%, 10/28/21 ...... 1 312,381
Wireless Telecommunication Services — 0.0%
BNP Paribas SA (T-Mobile US, Inc.),
11.35%, 11/08/21
(b)(c)
.............. 1 166,110
Total Equity-Linked Notes — 7.3%
(Cost: $69,713,853) .............................. 67,312,535
Floating Rate Loan Interests — 14.1%
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 1,139 1,141,666
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 232 232,169
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 ................. 482 470,740
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 ................. 259 253,086
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 1,501 1,501,522
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 281 286,269
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 64 65,234
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 12/09/25 ..... 114 112,839
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 08/22/24 ..... 504 498,404
4,561,929
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................ 51 51,127
Airlines — 0.3%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(c)(n)
.................... 509 526,036
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(c)
......... 525 526,748
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.08%, 12/15/23 ............... 181 173,561
(LIBOR USD 1 Month + 2.00%),
2.08%, 12/15/23 ............... 12 12,070

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26
(c)
..... USD 339 $ 330,157
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 767 771,856
2,340,428
Auto Components — 0.2%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.58%
,
 04/10/28 ..... 83 82,758
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 04/30/26 909 904,951
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ..... 459 457,768
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 02/05/26 ................. 796 788,203
2,233,680
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.33%
,
 01/01/38
(a)
.... 656 655,442
Building Products — 0.3%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 ................. 167 167,039
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 213 212,709
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(n)
685 682,209
CP Iris Holdco I, Inc., Delayed Draw Term Loan,
10/02/28
(n)
..................... 23 22,650
CP Iris Holdco I, Inc., Term Loan, 10/02/28
(n)
. 113 113,215
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 106 105,946
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 07/28/28 ..... 232 231,934
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(n)
..................... 290 286,902
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(n)
............. 145 143,451
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. 164 164,291
Wilsonart LLC, Term Loan E, 12/31/26
(n)
... 787 787,509
2,917,855
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 07/24/26 ................. 89 89,585
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 ................. 590 586,065
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(n)
............. 49 48,365
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 ................. 210 209,057
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.33%
,
 04/12/24
(d)
... 123 122,913
1,055,985
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28
(c)
......... USD 722 $ 721,136
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/22/28
(n)
..................... 34 33,640
Arc Falcon I, Inc., Term Loan, 09/22/28
(n)
... 231 230,430
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 53 52,801
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 179 180,912
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.88%
,
 06/01/24
(c)
.......... 82 81,858
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 56 55,650
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 ................. 257 257,409
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 01/31/26 351 350,344
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 51 50,834
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28
(c)
................ 126 126,022
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/28/25
(c)
69 68,661
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 3 Month + 2.25%),
5.50%
,
 11/07/24 ................. 71 70,538
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27 ................. 158 157,673
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.58%
,
 01/01/38 ................. 377 375,297
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ........... 480 479,035
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 10/01/25
(c)
... 15 14,742
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 10/14/24
(c)
................ 220 218,687
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 ................. 125 124,989
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 ................. 156 156,195
WR Grace Holdings LLC, Term Loan,
09/22/28
(n)
..................... 99 99,310
3,906,163

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.5%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 ................. USD 650 $ 649,984
Aramark Intermediate HoldCo Corp., Term
Loan B5:
(LIBOR USD 1 Month + 2.50%),
2.58%, 04/06/28 ............... 43 42,014
(LIBOR USD 1 Month + 2.50%),
2.58%, 04/06/28 ............... 181 179,278
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.83%
,
 09/07/27 248 247,157
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 ................. 1,132 1,120,965
Clean Harbors, Inc., Term Loan B, 09/21/28
(n)
190 189,920
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(c)
27 27,134
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(d)
................ 169 164,423
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 112 112,079
Recycle and Resource US LLC, 1st Lien Term
Loan, 07/14/28
(c)(d)(n)
............... 78 77,805
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 07/30/25 ................. 334 323,814
Tempo Acquisition LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 11/02/26 ............... 1,384 1,386,075
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ............... 88 88,073
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 124 123,883
Viad Corp., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 07/30/28
(d)
.......... 159 158,205
4,890,809
Construction & Engineering — 0.2%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 01/21/28 ........... 375 374,721
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 .... 986 985,586
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 ................. 396 395,226
1,755,533
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.08%
,
 01/15/27 ........... 415 412,071
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 72 72,442
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 248 246,468
Standard Industries, Inc., Term Loan,
09/22/28
(n)
..................... 474 474,256
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.13%
,
 05/29/26 ................. USD 167 $ 165,882
1,371,119
Containers & Packaging — 0.4%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. 1,137 1,138,685
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 274 273,766
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26
(c)
................ 417 417,689
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 04/03/24 ................. 872 853,334
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 02/05/26 246 244,417
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 07/31/26 137 136,622
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27
(d)
... 166 165,618
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(n)
............... 29 28,938
Trident TPI Holdings, Inc., Term Loan B3,
09/15/28
(n)
..................... 204 204,014
3,463,083
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
80 80,310
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 50 49,525
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 ................. 106 105,525
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 06/17/28 ..... 115 114,426
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
8.50%
,
 12/22/25 ................. 677 642,997
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 517 548,992
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 112 110,392
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 02/04/27 ................. 16 15,787
SIRVA Worldwide, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
5.63%
,
 08/04/25 ................. 110 103,769
Sotheby's, Term Loan, (LIBOR USD 2 Month +
4.50%), 5.00%
,
 01/15/27 ........... 302 302,668
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28
(c)
................ 118 117,852
2,111,933

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 USD 167 $ 167,688
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(n)
..................... 477 477,460
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(d)
247 247,484
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.44%
,
 10/30/26 .... 79 78,084
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ..... 394 392,715
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(c)
... 1,495 1,495,468
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 1,083 1,084,990
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 ................. 183 188,490
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 786 786,588
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 40 40,283
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 981 982,180
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 07/11/25 ................. 202 200,290
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(n)
..................... 164 162,574
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 . 207 207,185
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.50%),
4.00%
,
 08/02/28 ................. 542 540,195
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 71 70,468
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.58% -
2.63%
,
 01/23/25 ................. 219 215,213
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.25%
,
 12/11/26 ................. 210 209,301
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, 05/29/26
(c)(n)
......... 498 426,735
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(c)(n)
................ 93 96,434
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 01/31/29 ................. 65 64,770
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ..... 1,099 1,102,407
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.08%
,
 02/28/27
(d)
.... 727 725,658
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 249 249,100
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 04/30/28 ................. 213 211,226
10,422,986
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.5%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.88%, 07/15/25
(c)
.............. USD 15 $ 14,841
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26
(c)
.............. 510 500,294
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(c)
... 986 981,547
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 36 35,757
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 54 54,290
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 171 170,902
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... 165 164,480
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 . 321 321,069
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.83%
,
 03/01/27 169 166,857
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. 244 243,651
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 125 124,791
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 01/31/29 ................. 144 143,960
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/09/27 1,994 1,975,391
4,897,830
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 01/15/25 ................. 34 33,789
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.83%
,
 12/13/25 ................. 122 115,708
149,497
Electrical Equipment — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
06/23/28
(d)(n)
.................... 181 181,000
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 37 37,262
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.58%
,
 09/13/24 1,395 1,390,066
1,608,328
Entertainment — 0.3%
(a)
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(c)(d)
278 276,610
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24
(d)
................ 423 422,109
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 607 591,445
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.83%
,
 03/13/28 414 413,589
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 05/30/25 ................. 39 39,005

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 05/18/25 ..... USD 853 $ 834,517
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.21%
,
 01/20/28 290 288,317
2,865,592
Equity Real Estate Investment Trusts (REITs) — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 08/21/25 ................. 209 206,902
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 05/11/24 . 38 37,599
244,501
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 05/23/25 342 342,203
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.83%
,
 06/27/23 ..... 278 275,859
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 09/13/26 ..... 373 367,765
985,827
Food Products — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26
(c)
................ 532 525,533
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 10/01/25 ................. 289 284,832
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.58%
,
 10/10/26 .... 24 24,321
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 1,106 1,107,420
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.33%
,
 01/29/27
(c)
................ 717 708,336
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 249 248,396
JBS USA Lux SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 05/01/26
(c)
.... 41 41,161
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.37%
,
 05/15/24
(c)
................ 264 262,975
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 ................. 135 134,914
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(n)
..................... 1,116 1,114,115
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 01/20/28 ................. 348 347,481
4,799,484
Health Care Equipment & Supplies — 0.1%
(a)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ..... 94 93,922
Mozart Debt Merger Sub, Inc., Term Loan B,
09/30/28
(n)
..................... 474 472,962
566,884
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.4%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.63%
,
 07/24/26 ................. USD 558 $ 553,788
CHG Healthcare Services, Inc. Term Loan,
09/29/28
(n)
..................... 210 210,225
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/10/25 420 372,652
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.88%
,
 02/18/27 ................. 165 163,882
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.63%
,
 03/05/26 64 59,931
Medical Solutions LLC, 2nd Lien Term Loan,
09/24/28
(n)
..................... 110 108,900
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 08/06/26 1,016 1,015,411
Ortho-Clinical Diagnostics, Inc., Term Loan,
06/30/25
(c)(n)
.................... 426 425,586
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 4 3,968
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 ................. 260 259,902
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 ................. 261 261,924
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 174 174,412
3,610,581
Health Care Technology — 0.2%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 ................. 28 27,916
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 ................. 79 79,373
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 10/10/25 .... 245 244,633
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 ................. 1,180 1,181,888
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25 499 499,792
2,033,602
Hotels, Restaurants & Leisure — 0.7%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 02/02/26 ................. 59 57,891
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24
(c)
67 67,465
Bally's Corp., Term Loan B, 10/02/28
(n)
.... 251 250,827
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.32%
,
 09/15/23 . 39 38,956
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 12/23/24 ................. 162 160,748
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 07/21/25 ................. 1,081 1,081,885
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 03/17/28
(d)
68 66,984

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 07/21/26
(c)
USD 232 $ 231,589
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 11/30/23
(c)
................ 75 74,341
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(d)
............... 11 11,931
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 558 554,782
IRB Holding Corp., Term Loan, 12/15/27
(n)
.. 1,069 1,070,366
IRB Holding Corp., Term Loan B, 02/05/25
(n)
. 513 512,456
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 989 983,595
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24
(c)
124 120,927
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 08/14/24 ................. 51 50,831
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 310 306,664
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 .... 421 420,377
6,062,615
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 721 719,519
SWF Holdings I Corp., Term Loan B, 09/17/28
(n)
160 158,701
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 ................. 137 137,583
1,015,803
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan B, 09/29/28
(n)
. 490 490,338
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 08/04/28 193 192,311
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 43 42,660
725,309
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 08/12/26 ..... 55 53,868
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 ................. 272 271,867
325,735
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.08%
,
 03/31/25 .... 859 854,516
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 78 78,328
932,844
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 05/09/25 ............... 422 418,816
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ............... 228 228,037
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... USD 522 $ 518,969
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.58%, 02/12/27 ............... 287 285,430
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 69 69,342
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/31/28 559 557,021
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/20/29 289 287,483
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.21%
,
 11/03/23 ...... 24 24,272
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.08%
,
 11/03/24 ...... 431 426,349
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.88%
,
 04/25/25 .... 326 323,150
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 39 39,303
NFP Corp., Term Loan, 02/15/27
(n)
....... 51 50,308
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 102 101,868
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 12/31/25 ............... 393 389,349
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 29 29,426
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.13%
,
 05/16/24 ........... 386 383,536
4,132,659
Interactive Media & Services — 0.3%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(c)(n)
.................... 413 412,807
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 334 331,915
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 435 436,121
Grab Holdings, Inc., Term Loan, 01/29/26
(c)(n)
1,162 1,171,401
2,352,244
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 ................. 655 655,377
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(d)
......... 50 49,937
705,314
IT Services — 0.7%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 ................. 238 237,810
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 ................. 48 48,574
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 10/30/26 ................. 1,540 1,535,647
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 132 135,465

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 USD 246 $ 245,780
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 1.83%
,
 04/28/28 ........... 207 206,814
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 08/01/24 ................. 42 39,116
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 08/10/27 ................. 289 286,753
Ion Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28
(c)
168 167,769
Maximus, Inc., Term Loan B, (LIBOR USD 6
Month + 2.00%), 2.50%
,
 05/28/28 ..... 171 170,288
Mitchell International, Inc., 1st Lien Term Loan,
11/29/24
(n)
..................... 250 249,137
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 12/01/25 ................. 63 62,957
Mitchell International, Inc., Facility 1st Lien
Term Loan, 11/29/24
(n)
............. 236 235,422
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 02/12/27 ........... 611 597,106
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 1,073 1,076,762
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25 ................. 18 17,632
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 175 175,181
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(d)
109 108,728
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.83%
,
 11/16/26 .... 169 167,536
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ...... 165 164,752
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.33%
,
 03/31/28 .......... 105 104,972
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 02/02/26 40 40,000
6,074,201
Life Sciences Tools & Services — 0.4%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 . 63 62,516
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 . 329 329,247
Catalent Pharma Solutions, Inc., Term Loan B3,
02/22/28
(n)
..................... 397 396,796
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. 811 814,153
ICON Luxembourg SARL, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28
(c)
.............. 496 497,847
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ............... 124 124,039
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 ................. 165 165,236
Parexel International Corp., Term Loan,
08/11/28
(n)
..................... 400 400,064
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ........... USD 454 $ 452,776
3,242,674
Machinery — 0.5%
(a)
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.38%
,
 05/18/24 .... 205 204,587
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28 64 63,875
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 .... 250 249,211
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 03/01/27 ................. 89 88,057
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ..... 939 937,432
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25
(c)
... 1,535 1,505,939
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.00%
,
 07/30/27
(c)
................ 291 291,091
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 03/02/27 .... 792 786,354
Zurn Industries LLC, Term Loan B, 10/04/28
(n)
29 28,993
4,155,539
Media — 0.7%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
... 112 111,855
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................ 800 711,786
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(o)
................ 78 94,279
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 05/03/28
(a)
.... 134 132,704
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/30/25
(a)
................ 130 130,128
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(a)
................ 1,522 1,489,478
CSC Holdings LLC, Term Loan
(a)
:
(LIBOR USD 1 Month + 2.25%),
2.33%, 07/17/25 ............... 32 31,609
(LIBOR USD 1 Month + 2.50%),
2.58%, 04/15/27 ............... 423 417,460
DirectTV Financing LLC, Term Loan, 08/02/27
(a)
(n)
........................... 626 626,662
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 89 89,325
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
58 58,203
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.34%
,
 02/07/24
(a)
75 74,825
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)(c)
............... 20 20,221
Intelsat Jackson Holdings SA., Term Loan,
07/13/22
(a)(c)(n)
................... 8 7,938
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(n)
................ 442 423,244

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.33%
,
 03/24/25
(a)
................ USD 209 $ 207,491
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 09/18/26
(a)
................ 35 34,544
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
331 330,913
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 04/01/28
(a)
................ 26 26,005
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 12/17/26
(a)
................ 191 190,567
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)(d)
. 668 666,330
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 01/31/28
(a)
................ 133 132,065
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(a)(c)
............... 523 522,446
6,530,078
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.62%
,
 07/31/25 ................. 180 179,541
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 ................. 1,003 927,439
1,106,980
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 46 50,293
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.13%
,
 02/07/25 582 579,466
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 48 47,880
677,639
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)(c)
............... 1,305 1,308,560
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 316 311,674
Bausch Health Cos., Inc., Term Loan,
06/02/25
(c)(n)
.................... 421 420,571
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 08/01/27 267 263,247
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.07%
,
 11/15/27 ................. 210 206,887
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28
(c)
364 364,499
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ..... 249 249,776
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(n)
............. 30 29,543
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. USD 250 $ 250,082
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 81 80,861
2,177,140
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ..... 473 471,783
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 722 721,097
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 ................. 1,055 1,054,014
2,246,894
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(n)
........................... 1,049 1,048,083
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 09/19/26
(a)
................ 31 31,388
Software — 1.7%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................ 833 834,789
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 10/02/25
(a)
658 654,502
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 09/21/28
(a)
................ 327 326,591
Cloudera, Inc., 2nd Lien Term Loan, 08/10/29
(a)
(d)(n)
.......................... 276 274,620
Cloudera, Inc., Term Loan
(a)
:
(LIBOR USD 1 Month + 2.50%),
3.25%, 12/22/27 ............... 329 328,933
 07/08/28
(n)
..................... 767 765,566
ConnectWise LLC, Term Loan, 09/29/28
(a)(n)
. 221 220,448
Cornerstone OnDemand, Inc., Term Loan
(a)
:
(LIBOR USD 1 Month + 3.25%),
3.33%, 04/22/27 ............... 66 65,529
 09/21/28
(n)
..................... 232 231,420
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
.... 288 283,905
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28
(a)
......... 47 46,971
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................ 1,346 1,350,465
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(a)
................ 292 292,047
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................ 110 111,430
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 02/25/27
(a)
.... 1,042 1,038,180
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(a)(n)
.................... 1,087 1,086,663
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(a)(d)(n)
................... 495 494,381

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24
(a)
.... USD 260 $ 260,185
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
420 420,984
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(a)
283 286,979
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
219 219,473
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................ 555 555,866
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24
(a)
................ 116 116,019
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(a)
(n)
........................... 858 853,281
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(a)
2,095 2,087,598
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(a)(n)
.................... 990 983,922
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25
(a)(c)
............... 13 13,352
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28
(a)
................ 549 554,606
UKG, Inc., 1st Lien Term Loan
(a)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 05/04/26 ............... 1,100 1,101,724
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 82 81,632
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
.... 124 125,963
16,068,024
Specialty Retail — 0.3%
(a)
EG Group Ltd., Facility Term Loan, 03/31/26
(n)
169 168,552
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ........... 501 501,656
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.33%
,
 08/31/26 ................. 212 211,602
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 487 479,759
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 1,182 1,183,390
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 262 262,416
2,807,375
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.08%
,
 07/23/26 ................. 175 165,153
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23 27 26,609
191,762
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.33%
,
 05/19/28 ................. USD 176 $ 175,154
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 07/27/28 ..... 1,301 1,294,075
TMK Hawk Parent Corp., Term Loan A,
05/30/24
(d)(n)
.................... 37 36,219
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 120 106,215
1,611,663
Transportation Infrastructure — 0.1%
(a)
First Student Bidco, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 07/21/28 215 213,540
First Student Bidco, Inc., Term Loan C, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 07/21/28 79 78,823
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28
(n)
..................... 110 109,843
KKR Apple Bidco LLC, 2nd Lien Term Loan,
09/21/29
(n)
..................... 45 45,647
447,853
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24
(c)
................ 498 480,153
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 ................. 124 124,130
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 102 101,844
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/11/25 . 290 287,501
993,628
Total Floating Rate Loan Interests — 14.1%
(Cost: $130,344,105) ............................. 130,552,512
Foreign Agency Obligations — 0.0%
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)(c)
.. 200 194,900
Total Foreign Agency Obligations — 0.0%
(Cost: $193,177) ................................ 194,900
Shares
Shares
Investment Companies — 17.4%
BlackRock Allocation Target Shares- BATS
Series A
(p)
...................... 5,931,053 59,666,397
BlackRock Floating Rate Income Portfolio,
Class K Shares
(p)
................. 2,014,542 20,044,692
Invesco Senior Loan ETF ............. 23,264 514,367
iShares Core Dividend Growth ETF
(p)
..... 370,283 18,603,018
iShares Emerging Markets Dividend ETF
(p)
.. 28,913 1,124,716
iShares iBoxx $ High Yield Corporate Bond
ETF
(p)(q)
....................... 228,619 20,001,876
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(p)(q)
................... 71,134 9,462,956
iShares MBS ETF
(p)
................. 295,536 31,959,263
Total Investment Companies — 17.4%
(Cost: $157,516,330) ............................. 161,377,285

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Preferred Securities — 2.2%
Capital Trusts — 2.1%
Banks — 0.8%
(a)(i)
Bank of America Corp.:
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13% ...................... USD 900 $ 954,608
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 71 78,100
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 3 3,345
Citigroup, Inc.:
Series U, (SOFR + 3.81%), 5.00% ..... 1,063 1,110,277
Series V, (SOFR + 3.23%), 4.70% ..... 300 306,750
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 225 233,145
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% .... 1,369 1,428,894
Series HH, (SOFR + 3.13%), 4.60% .... 490 501,025
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 800 798,000
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 570 613,463
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 443 493,728
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 925 953,906
7,475,241
Capital Markets — 0.5%
(a)(i)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 775 812,308
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,100 1,146,750
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 760 783,940
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 275 297,000
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 284 301,040
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 600 614,250
Series O, (LIBOR USD 3 Month + 3.83%),
5.30% ...................... 600 661,620
4,616,908
Consumer Finance — 0.3%
(a)(i)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 1,200 1,249,020
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 725 785,900
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% USD 631 $ 726,439
2,761,359
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(i)
............ 475 507,822
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(i)
............ 1,250 1,292,563
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(i)
............... 950 992,750
Multi-Utilities — 0.1%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(i)
...................... 450 488,250
Oil, Gas & Consumable Fuels — 0.1%
(a)(i)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... 200 194,500
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 550 576,812
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 86 65,906
837,218
Total Capital Trusts — 2.1%
(Cost: $18,286,395) .............................. 18,972,111
Shares
Shares
Preferred Stocks — 0.1%
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(i)
................ 2,500 154,200
Insurance — 0.0%
Allstate Corp. (The), Series H, 5.10%
(i)
.... 15,000 410,700
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(i)
.......... 25,000 634,000
Total Preferred Stocks — 0.1%
(Cost: $1,170,582) .............................. 1,198,900
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 3.46%, 12/21/65
(a)(b)
.. 100,000 81,000
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 81,000
Total Preferred Securities — 2.2%
(Cost: $19,552,227) .............................. 20,252,011

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 52 $ 624
Total Warrants — 0.0% ............................. 624
Total Long-Term Investments — 97.8%
(Cost: $891,398,315) ............................. 906,969,577
Short-Term Securities — 7.5%
(p)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 39,552,886 39,552,886
SL Liquidity Series, LLC, Money Market Series,
0.13%
(s)
....................... 29,759,842 29,768,770
Total Short-Term Securities — 7.5%
(Cost: $69,321,656) .............................. 69,321,656
Total Options Purchased — 0.1%
(Cost: $543,054) ................................ 946,140
Total Investments Before Options Written — 105.4%
(Cost: $961,263,025 ) ............................. 977,237,373
Total Options Written — (0.1)%
(Premium Received — $316,504) .................... (448,500)
Total Investments Net of Options Written — 105.3%
(Cost: $960,946,521 ) ............................. 976,788,873
Liabilities in Excess of Other Assets — (5.3)% ............ (49,300,201)
Net Assets — 100.0% .............................. $ 927,488,672
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Convertible security.
(h)
Zero-coupon bond.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Rounds to less than 1,000.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 23,028,605 $ 16,524,281 $ — $ — $ — $ 39,552,886 39,552,886 $ 4,780 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 357,289 29,411,261 — 220 — 29,768,770 29,759,842 213,644
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 46,574,822 12,689,090 — — 402,485 59,666,397 5,931,053 1,054,348 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 11,008,080 21,598,735 (12,689,086) 403,874 (276,911) 20,044,692 2,014,542 612,389 —
BlackRock GNMA Portfolio, Class
K Shares
(c)
............. 25,564,430 144,080 (25,519,229) (44,576) (144,705) — — 157,986 —
BlackRock High Yield Bond
Portfolio, Class K Shares
(c)
.. 1,215,777 14,742 (1,233,718) 23,497 (20,298) — — 22,509 —
iShares Core Dividend Growth
ETF .................. 13,569,748 3,045,242 — — 1,988,028 18,603,018 370,283 286,147 —
iShares Emerging Markets
Dividend ETF ........... 1,076,431 — — — 48,285 1,124,716 28,913 65,873 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 29,486,186 — (9,499,116) 255,127 (240,321) 20,001,876 228,619 638,194 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 10,240,130 — (406,422) 20,752 (391,504) 9,462,956 71,134 149,238 —
iShares MBS ETF .......... — 32,097,339 — — (138,076) 31,959,263 295,536 — —
$ 658,894 $ 1,226,983 $ 230,184,574 $ 3,205,108 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 36 12/17/21 $ 7,736 $ (253,804)
U.S. Treasury 2 Year Note .................................................... 16 12/31/21 3,521 (2,368)
(256,172)
Short Contracts
GBP Currency ............................................................ 187 12/13/21 15,749 351,248
JPY Currency ............................................................ 1 12/13/21 112 1,159
U.S. Treasury 10 Year Note ................................................... 224 12/21/21 29,505 282,170
U.S. Treasury 10 Year Ultra Note ............................................... 82 12/21/21 11,927 155,621
U.S. Treasury Long Bond .................................................... 105 12/21/21 16,748 304,795
U.S. Treasury Ultra Bond .................................................... 108 12/21/21 20,689 503,830
U.S. Treasury 5 Year Note .................................................... 306 12/31/21 37,576 174,876
1,773,699
$ 1,517,527
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............................. 78 10/29/21 USD 4,375.00 USD 33,599 $ 946,140
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .............................. 78 10/29/21 USD 4,175.00 USD 33,599 $ (448,500)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 3,310 $ (80,054) $ (78,206) $ (1,848)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Western Union Co. (The) .... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/21 USD 100 $ (215) $ 21 $ (236)
$ – $ – $ –

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 68,798,949 $ 1,500,000 $ 70,298,949
Common Stocks:
Banks ............................................... 3,707,271 1,600,453 — 5,307,724
Beverages ........................................... — 2,122,853 — 2,122,853
Biotechnology ......................................... 2,604,521 — — 2,604,521
Building Products ....................................... 1,973 — — 1,973
Capital Markets ........................................ 2,479,653 — — 2,479,653
Consumer Finance ...................................... 1,284,713 — — 1,284,713
Diversified Financial Services ............................... 65,182 — — 65,182

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ 2,389,083 $ — $ — $ 2,389,083
Electric Utilities ........................................ 1,454,168 — — 1,454,168
Electrical Equipment ..................................... — 1,190,528 — 1,190,528
Electronic Equipment, Instruments & Components ................. 1,171,310 — — 1,171,310
Energy Equipment & Services .............................. 633,805 — — 633,805
Equity Real Estate Investment Trusts (REITs) .................... 1,089,243 — — 1,089,243
Food & Staples Retailing .................................. 775,097 — — 775,097
Food Products ......................................... — 1,092,223 — 1,092,223
Gas Utilities ........................................... — 636,648 — 636,648
Health Care Equipment & Supplies ........................... 1,163,499 427,779 — 1,591,278
Health Care Providers & Services ............................ 2,286,220 — — 2,286,220
Household Durables ..................................... — 719,380 — 719,380
Household Products ..................................... — 1,602,471 — 1,602,471
Insurance ............................................ 2,689,533 1,946,481 — 4,636,014
IT Services ........................................... 4,760,424 1,160,215 — 5,920,639
Leisure Products ....................................... 1,475,520 — — 1,475,520
Machinery ............................................ 1,352,025 — — 1,352,025
Media ............................................... 1,608,603 — — 1,608,603
Oil, Gas & Consumable Fuels ............................... 44,229 — — 44,229
Personal Products ...................................... 764,821 2,000,900 — 2,765,721
Pharmaceuticals ....................................... 2,030,300 6,850,842 — 8,881,142
Professional Services .................................... — 2,822,460 — 2,822,460
Semiconductors & Semiconductor Equipment .................... 2,484,314 2,543,897 — 5,028,211
Software ............................................. 4,420,564 — — 4,420,564
Textiles, Apparel & Luxury Goods ............................ — 2,951,384 — 2,951,384
Tobacco ............................................. 1,190,468 — — 1,190,468
Trading Companies & Distributors ............................ — 1,938,231 — 1,938,231
Corporate Bonds:
Aerospace & Defense .................................... — 7,027,946 — 7,027,946
Air Freight & Logistics .................................... — 478,433 — 478,433
Airlines .............................................. — 3,413,106 — 3,413,106
Auto Components ...................................... — 3,013,041 — 3,013,041
Automobiles .......................................... — 8,273,620 — 8,273,620
Banks ............................................... — 62,985,825 — 62,985,825
Beverages ........................................... — 3,199,851 — 3,199,851
Biotechnology ......................................... — 4,950,206 — 4,950,206
Building Products ....................................... — 1,656,696 — 1,656,696
Capital Markets ........................................ — 22,952,255 — 22,952,255
Chemicals ............................................ — 4,989,041 — 4,989,041
Commercial Services & Supplies ............................. — 5,709,951 — 5,709,951
Communications Equipment ................................ — 2,267,923 — 2,267,923
Construction & Engineering ................................ — 384,899 — 384,899
Consumer Finance ...................................... — 12,420,672 — 12,420,672
Containers & Packaging .................................. — 4,463,184 — 4,463,184
Distributors ........................................... — 162,619 — 162,619
Diversified Consumer Services .............................. — 1,229,077 — 1,229,077
Diversified Financial Services ............................... — 5,613,567 — 5,613,567
Diversified Telecommunication Services ........................ — 16,520,430 — 16,520,430
Electric Utilities ........................................ — 16,668,657 — 16,668,657
Electrical Equipment ..................................... — 117,926 — 117,926
Electronic Equipment, Instruments & Components ................. — 419,493 — 419,493
Energy Equipment & Services .............................. — 1,315,731 — 1,315,731
Entertainment ......................................... — 1,927,804 — 1,927,804
Equity Real Estate Investment Trusts (REITs) .................... — 12,223,849 — 12,223,849
Food & Staples Retailing .................................. — 2,009,683 — 2,009,683
Food Products ......................................... — 4,101,422 — 4,101,422
Gas Utilities ........................................... — 651,004 — 651,004
Health Care Equipment & Supplies ........................... — 2,912,927 — 2,912,927
Health Care Providers & Services ............................ — 15,703,455 — 15,703,455
Health Care Technology .................................. — 207,736 — 207,736
Hotels, Restaurants & Leisure .............................. — 9,314,481 — 9,314,481
Household Durables ..................................... — 1,594,444 — 1,594,444
Household Products ..................................... — 303,135 — 303,135
Independent Power and Renewable Electricity Producers ............ — 1,519,254 — 1,519,254
Industrial Conglomerates .................................. — 658,320 — 658,320
Insurance ............................................ — 6,817,181 — 6,817,181

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 738,308 $ — $ 738,308
Internet & Direct Marketing Retail ............................ — 2,237,103 — 2,237,103
IT Services ........................................... — 7,103,749 — 7,103,749
Leisure Products ....................................... — 267,035 — 267,035
Life Sciences Tools & Services .............................. — 444,207 — 444,207
Machinery ............................................ — 2,183,251 — 2,183,251
Marine .............................................. — 125,561 — 125,561
Media ............................................... — 17,984,769 — 17,984,769
Metals & Mining ........................................ — 4,563,198 — 4,563,198
Mortgage Real Estate Investment Trusts (REITs) .................. — 10,490 — 10,490
Multiline Retail ......................................... — 145,391 — 145,391
Multi-Utilities .......................................... — 2,105,992 — 2,105,992
Oil, Gas & Consumable Fuels ............................... — 37,589,384 — 37,589,384
Paper & Forest Products .................................. — 474,618 — 474,618
Personal Products ...................................... — 69,190 — 69,190
Pharmaceuticals ....................................... — 7,768,604 — 7,768,604
Professional Services .................................... — 935,946 — 935,946
Real Estate Management & Development ....................... — 633,217 — 633,217
Road & Rail ........................................... — 5,925,112 — 5,925,112
Semiconductors & Semiconductor Equipment .................... — 7,673,789 — 7,673,789
Software ............................................. — 9,623,709 — 9,623,709
Specialty Retail ........................................ — 4,621,078 — 4,621,078
Technology Hardware, Storage & Peripherals .................... — 2,495,061 — 2,495,061
Textiles, Apparel & Luxury Goods ............................ — 223,630 — 223,630
Thrifts & Mortgage Finance ................................ — 1,424,444 — 1,424,444
Tobacco ............................................. — 3,642,149 — 3,642,149
Trading Companies & Distributors ............................ — 3,659,417 — 3,659,417
Water Utilities ......................................... — 39,651 — 39,651
Wireless Telecommunication Services ......................... — 6,560,580 — 6,560,580
Equity-Linked Notes ...................................... — 67,312,535 — 67,312,535
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 4,561,929 — 4,561,929
Air Freight & Logistics .................................... — 51,127 — 51,127
Airlines .............................................. — 2,340,428 — 2,340,428
Auto Components ...................................... — 2,233,680 — 2,233,680
Automobiles .......................................... — 655,442 — 655,442
Building Products ....................................... — 2,917,855 — 2,917,855
Capital Markets ........................................ — 933,072 122,913 1,055,985
Chemicals ............................................ — 3,906,163 — 3,906,163
Commercial Services & Supplies ............................. — 4,490,376 400,433 4,890,809
Construction & Engineering ................................ — 1,755,533 — 1,755,533
Construction Materials .................................... — 1,371,119 — 1,371,119
Containers & Packaging .................................. — 3,297,465 165,618 3,463,083
Distributors ........................................... — 80,310 — 80,310
Diversified Consumer Services .............................. — 2,111,933 — 2,111,933
Diversified Financial Services ............................... — 9,449,844 973,142 10,422,986
Diversified Telecommunication Services ........................ — 4,897,830 — 4,897,830
Electric Utilities ........................................ — 149,497 — 149,497
Electrical Equipment ..................................... — 1,427,328 181,000 1,608,328
Entertainment ......................................... — 2,166,873 698,719 2,865,592
Equity Real Estate Investment Trusts (REITs) .................... — 244,501 — 244,501
Food & Staples Retailing .................................. — 985,827 — 985,827
Food Products ......................................... — 4,799,484 — 4,799,484
Health Care Equipment & Supplies ........................... — 566,884 — 566,884
Health Care Providers & Services ............................ — 3,610,581 — 3,610,581
Health Care Technology .................................. — 2,033,602 — 2,033,602
Hotels, Restaurants & Leisure .............................. — 5,983,700 78,915 6,062,615
Household Durables ..................................... — 1,015,803 — 1,015,803
Household Products ..................................... — 725,309 — 725,309
Independent Power and Renewable Electricity Producers ............ — 325,735 — 325,735
Industrial Conglomerates .................................. — 932,844 — 932,844
Insurance ............................................ — 4,132,659 — 4,132,659
Interactive Media & Services ............................... — 2,352,244 — 2,352,244
Internet & Direct Marketing Retail ............................ — 655,377 49,937 705,314
IT Services ........................................... — 5,965,473 108,728 6,074,201
Life Sciences Tools & Services .............................. — 3,242,674 — 3,242,674

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ 4,155,539 $ — $ 4,155,539
Media ............................................... — 5,863,748 666,330 6,530,078
Metals & Mining ........................................ — 1,106,980 — 1,106,980
Oil, Gas & Consumable Fuels ............................... — 677,639 — 677,639
Personal Products ...................................... — 1,308,560 — 1,308,560
Pharmaceuticals ....................................... — 2,177,140 — 2,177,140
Professional Services .................................... — 2,246,894 — 2,246,894
Road & Rail ........................................... — 1,048,083 — 1,048,083
Semiconductors & Semiconductor Equipment .................... — 31,388 — 31,388
Software ............................................. — 15,299,023 769,001 16,068,024
Specialty Retail ........................................ — 2,807,375 — 2,807,375
Technology Hardware, Storage & Peripherals .................... — 191,762 — 191,762
Trading Companies & Distributors ............................ — 1,575,444 36,219 1,611,663
Transportation Infrastructure ............................... — 447,853 — 447,853
Wireless Telecommunication Services ......................... — 993,628 — 993,628
Foreign Agency Obligations ................................. — 194,900 — 194,900
Investment Companies .................................... 101,710,888 — — 101,710,888
Preferred Securities:
Banks ............................................... — 7,475,241 — 7,475,241
Capital Markets ........................................ — 4,616,908 — 4,616,908
Commercial Services & Supplies ............................. — 81,000 — 81,000
Consumer Finance ...................................... 154,200 2,761,359 — 2,915,559
Diversified Financial Services ............................... — 507,822 — 507,822
Electric Utilities ........................................ — 1,292,563 — 1,292,563
Insurance ............................................ 410,700 992,750 — 1,403,450
Multi-Utilities .......................................... — 488,250 — 488,250
Oil, Gas & Consumable Fuels ............................... 634,000 837,218 — 1,471,218
Warrants .............................................. 624 — — 624
Short-Term Securities ....................................... 39,552,886 — — 39,552,886
Options Purchased:
Equity contracts .......................................... 946,140 — — 946,140
Unfunded Floating Rate Loan Interests
(a)
.............................. — 30 — 30
$ 187,335,977 $ 694,715,304 $ 5,750,955 $ 887,802,236
Investments Valued at NAV
(b)
...................................... 89,435,167
$ —
$ 977,237,403
$ —
Derivative Financial Instruments
(c)
Assets:
Foreign currency exchange contracts ............................ $ 352,407 $ — $ — $ 352,407
Interest rate contracts ....................................... 1,421,292 — — 1,421,292
Liabilities:
Credit contracts ........................................... — (2,084) — (2,084)
Equity contracts ........................................... (702,304) — — (702,304)
Interest rate contracts ....................................... (2,368) — — (2,368)
$ 1,069,027 $ (2,084) $ — $ 1,066,943
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.